UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2021

Date of Reporting Period

Item 1.	Reports to Stockholders

Eaton Vance

Stock Fund

Semiannual Report

June 30, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2021

Eaton Vance

Stock Fund

Eaton Vance

Stock Fund

June 30, 2021

Performance1,2

Portfolio Manager Charles B. Gaffney

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	11/01/2001	11/01/2001	13.43%	36.74%	16.34%	13.90%
Class A with 5.75% Maximum Sales Charge	—	—	6.90	28.90	14.97	13.22
Class C at NAV	10/01/2009	11/01/2001	12.99	35.74	15.47	13.04
Class C with 1% Maximum Sales Charge	—	—	11.99	34.74	15.47	13.04
Class I at NAV	09/03/2008	11/01/2001	13.60	37.09	16.62	14.18

S&P 500® Index	—	—	15.25%	40.79%	17.64%	14.83%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I

Gross				1.08%	1.83%	0.83%
Net				0.98	1.73	0.73

Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Microsoft Corp.	7.6%

Amazon.com, Inc.	6.2

Alphabet, Inc., Class C	5.8

Apple, Inc.	5.2

Facebook, Inc., Class A	4.4

Visa, Inc., Class A	3.0

Wells Fargo & Co.	2.5

Danaher Corp.	2.3

S&P Global, Inc.	2.2

PNC Financial Services Group, Inc. (The)	2.2

Total	41.4%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Stock Fund

June 30, 2021

Endnotes and Additional Disclosures

[1]

S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/22. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Stock Fund

June 30, 2021

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 – June 30, 2021).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/21)	Ending Account Value (6/30/21)	Expenses Paid During Period* (1/1/21 – 6/30/21)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,134.30	$5.19	**	0.98%
Class C	$1,000.00	$1,129.90	$9.14	**	1.73%
Class I	$1,000.00	$1,136.00	$3.87	**	0.73%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.90	$4.91	**	0.98%
Class C	$1,000.00	$1,016.20	$8.65	**	1.73%
Class I	$1,000.00	$1,021.20	$3.66	**	0.73%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2020. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Stock Fund

June 30, 2021

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2021

Investment in Stock Portfolio, at value (identified cost, $60,807,497)	$111,855,848

Receivable for Fund shares sold	3,625

Receivable from affiliate	3,047

Total assets	$111,862,520

Liabilities

Payable for Fund shares redeemed	$20,837

Payable to affiliates:

Distribution and service fees	18,713

Trustees’ fees	125

Accrued expenses	15,548

Total liabilities	$55,223

Net Assets	$111,807,297

Sources of Net Assets

Paid-in capital	$55,681,930

Distributable earnings	56,125,367

Total	$111,807,297

Class A Shares

Net Assets	$62,404,423

Shares Outstanding	2,487,387

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$25.09

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$26.62

Class C Shares

Net Assets	$7,141,384

Shares Outstanding	295,342

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$24.18

Class I Shares

Net Assets	$42,261,490

Shares Outstanding	1,681,346

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$25.14

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Stock Fund

June 30, 2021

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2021

Dividends allocated from Portfolio (net of foreign taxes, $16,481)	$684,123

Expenses allocated from Portfolio	(342,620)

Total investment income from Portfolio	$341,503

Expenses

Distribution and service fees

Class A	$76,100

Class C	34,767

Trustees’ fees and expenses	250

Custodian fee	8,979

Transfer and dividend disbursing agent fees	29,540

Legal and accounting services	13,620

Printing and postage	5,977

Registration fees	26,882

Miscellaneous	5,039

Total expenses	$201,154

Deduct —

Allocation of expenses to affiliate	$34,798

Total expense reductions	$34,798

Net expenses	$166,356

Net investment income	$175,147

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —

Investment transactions	$7,545,324

Foreign currency transactions	(1,152)

Net realized gain	$7,544,172

Change in unrealized appreciation (depreciation) —

Investments	$6,162,413

Foreign currency	(374)

Net change in unrealized appreciation (depreciation)	$6,162,039

Net realized and unrealized gain	$13,706,211

Net increase in net assets from operations	$13,881,358

6	See Notes to Financial Statements.

Eaton Vance

Stock Fund

June 30, 2021

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

From operations —

Net investment income	$175,147	$519,303

Net realized gain	7,544,172	2,240,515

Net change in unrealized appreciation (depreciation)	6,162,039	13,485,858

Net increase in net assets from operations	$13,881,358	$16,245,676

Distributions to shareholders —

Class A	$—	$(1,138,968)

Class C	—	(209,512)

Class I	—	(860,335)

Total distributions to shareholders	$—	$(2,208,815)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$1,193,309	$5,471,439

Class C	499,586	1,020,161

Class I	2,123,596	13,482,298

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	—	1,105,764

Class C	—	208,098

Class I	—	860,279

Cost of shares redeemed

Class A	(6,939,952)	(11,491,645)

Class C	(674,217)	(3,021,646)

Class I	(6,100,363)	(15,796,778)

Net asset value of shares converted

Class A	269,290	4,018,356

Class C	(269,290)	(4,018,356)

Net decrease in net assets from Fund share transactions	$(9,898,041)	$(8,162,030)

Other capital —

Portfolio transaction fee contributed to Portfolio	$(35,444)	$(41,788)

Portfolio transaction fee allocated from Portfolio	40,590	40,066

Net increase (decrease) in net assets from other capital	$5,146	$(1,722)

Net increase in net assets	$3,988,463	$5,873,109

Net Assets

At beginning of period	$107,818,834	$101,945,725

At end of period	$111,807,297	$107,818,834

7	See Notes to Financial Statements.

Eaton Vance

Stock Fund

June 30, 2021

Financial Highlights

	Class A

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$22.120		$19.110	$14.720	$17.490	$15.740	$15.160

Income (Loss) From Operations

Net investment income(1)	$0.032		$0.097	$0.114	$0.144	$0.178	$0.193

Net realized and unrealized gain (loss)	2.937		3.346	5.023	(1.133)	2.933	0.834

Total income (loss) from operations	$2.969		$3.443	$5.137	$(0.989)	$3.111	$1.027

Less Distributions

From net investment income	$—		$(0.041)	$(0.096)	$(0.145)	$(0.168)	$(0.140)

From net realized gain	—		(0.392)	(0.653)	(1.637)	(1.191)	(0.311)

Total distributions	$—		$(0.433)	$(0.749)	$(1.782)	$(1.359)	$(0.451)

Portfolio transaction fee, net(1)	$0.001		$— (2)	$0.002	$0.001	$(0.002)	$0.004

Net asset value — End of period	$25.090		$22.120	$19.110	$14.720	$17.490	$15.740

Total Return(3)(4)	13.43	%(5)	18.22%	35.01%	(5.89)%	19.91%	6.80%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$62,404		$60,148	$53,153	$42,087	$51,999	$58,620

Ratios (as a percentage of average daily net assets):(6)

Expenses(4)	0.98	%(7)	0.98%	0.98%	0.98%	0.98%	0.98%

Net investment income	0.27	%(7)	0.51%	0.65%	0.80%	1.05%	1.26%

Portfolio Turnover of the Portfolio	26	%(5)	70%	55%	90%	101%	118%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $(0.0005).

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The administrator waived its fees and/or reimbursed certain operating expenses (equal to 0.06%, 0.10%, 0.12%, 0.12%, 0.13% and 0.12% of average daily net assets for the six months ended June 30, 2021 and the years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively). Absent the waivers and reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Stock Fund

June 30, 2021

Financial Highlights — continued

	Class C

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$21.400		$18.610	$14.380	$17.100	$15.420	$14.870

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.053)		$(0.040)	$(0.018)	$0.008	$0.050	$0.076

Net realized and unrealized gain (loss)	2.832		3.235	4.899	(1.096)	2.851	0.813

Total income (loss) from operations	$2.779		$3.195	$4.881	$(1.088)	$2.901	$0.889

Less Distributions

From net investment income	$—		$(0.013)	$—	$(0.010)	$(0.028)	$(0.034)

From net realized gain	—		(0.392)	(0.653)	(1.623)	(1.191)	(0.309)

Total distributions	$—		$(0.405)	$(0.653)	$(1.633)	$(1.219)	$(0.343)

Portfolio transaction fee, net(1)	$0.001		$— (2)	$0.002	$0.001	$(0.002)	$0.004

Net asset value — End of period	$24.180		$21.400	$18.610	$14.380	$17.100	$15.420

Total Return(3)(4)	12.99	%(5)	17.36%	34.04%	(6.60)%	18.94%	6.00%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$7,141		$6,728	$11,418	$11,627	$16,196	$15,370

Ratios (as a percentage of average daily net assets):(6)

Expenses(4)	1.73	%(7)	1.73%	1.73%	1.73%	1.73%	1.73%

Net investment income (loss)	(0.47	)%(7)	(0.22)%	(0.11)%	0.05%	0.30%	0.51%

Portfolio Turnover of the Portfolio	26	%(5)	70%	55%	90%	101%	118%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $(0.0005).

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The administrator waived its fees and/or reimbursed certain operating expenses (equal to 0.06%, 0.10%, 0.12%, 0.12%, 0.13% and 0.12% of average daily net assets for the six months ended June 30, 2021 and the years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively). Absent the waivers and reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Stock Fund

June 30, 2021

Financial Highlights — continued

	Class I

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$22.130		$19.110	$14.720	$17.490	$15.750	$15.170

Income (Loss) From Operations

Net investment income(1)	$0.061		$0.146	$0.158	$0.190	$0.219	$0.233

Net realized and unrealized gain (loss)	2.948		3.354	5.023	(1.132)	2.931	0.834

Total income (loss) from operations	$3.009		$3.500	$5.181	$(0.942)	$3.150	$1.067

Less Distributions

From net investment income	$—		$(0.088)	$(0.140)	$(0.192)	$(0.217)	$(0.180)

From net realized gain	—		(0.392)	(0.653)	(1.637)	(1.191)	(0.311)

Total distributions	$—		$(0.480)	$(0.793)	$(1.829)	$(1.408)	$(0.491)

Portfolio transaction fee, net(1)	$0.001		$— (2)	$0.002	$0.001	$(0.002)	$0.004

Net asset value — End of period	$25.140		$22.130	$19.110	$14.720	$17.490	$15.750

Total Return(3)(4)	13.60	%(5)	18.52%	35.32%	(5.63)%	20.14%	7.05%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$42,261		$40,943	$37,375	$29,455	$35,068	$28,121

Ratios (as a percentage of average daily net assets):(6)

Expenses(4)	0.73	%(7)	0.73%	0.73%	0.73%	0.73%	0.73%

Net investment income	0.52	%(7)	0.76%	0.89%	1.06%	1.28%	1.51%

Portfolio Turnover of the Portfolio	26	%(5)	70%	55%	90%	101%	118%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $(0.0005).

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The administrator waived its fees and/or reimbursed certain operating expenses (equal to 0.06%, 0.10%, 0.12%, 0.12%, 0.13% and 0.12% of average daily net assets for the six months ended June 30, 2021 and the years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively). Absent the waivers and reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Stock Fund

June 30, 2021

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Stock Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Stock Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (13.1% at June 30, 2021). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2021, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to June 30, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the

11

Eaton Vance

Stock Fund

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser Fee and Other Transactions with Affiliates

Effective March 1, 2021, the Fund entered into an investment advisory agreement with Eaton Vance Management (EVM). Pursuant to the agreement, the Fund pays an investment adviser fee on its average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee, at a per annum rate that is the same as that payable by the Portfolio. For the six months ended June 30, 2021, the Fund incurred no investment adviser fee on such assets. To the extent that the Fund’s assets are invested in the Portfolio, the Fund is allocated its pro rata share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.98%, 1.73% and 0.73% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after April 30, 2022. Pursuant to this agreement, EVM was allocated $34,798 of the Fund’s operating expenses for the six months ended June 30, 2021.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2021, EVM earned $4,460 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,893 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2021. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2021 amounted to $76,100 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2021, the Fund paid or accrued to EVD $26,075 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2021 amounted to $8,692 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2021, the Fund was informed that EVD received approximately $300 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended June 30, 2021, increases and decreases in the Fund’s investment in the Portfolio aggregated $893,778 and $10,965,296, respectively. In addition, a Portfolio transaction fee is imposed by the Portfolio on the combined daily inflows or outflows of the Fund and the Portfolio’s other investors as more fully described at Note 1H of the Portfolio’s financial statements included herein. Such fee is allocated to the Fund based on its

12

Eaton Vance

Stock Fund

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

pro-rata interest in the Portfolio. The amount of the Portfolio transaction fee imposed on the Fund, if any, and the allocation of such fee are presented as Other capital on the Statements of Changes in Net Assets.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

Sales	52,069	300,201

Issued to shareholders electing to receive payments of distributions in Fund shares	—	54,382

Redemptions	(295,414)	(610,510)

Converted from Class C shares	11,576	193,561

Net decrease	(231,769)	(62,366)

Class C	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

Sales	22,413	57,033

Issued to shareholders electing to receive payments of distributions in Fund shares	—	10,608

Redemptions	(29,487)	(166,542)

Converted to Class A shares	(11,989)	(200,172)

Net decrease	(19,063)	(299,073)

Class I	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

Sales	91,686	711,979

Issued to shareholders electing to receive payments of distributions in Fund shares	—	42,001

Redemptions	(260,063)	(859,557)

Net decrease	(168,377)	(105,577)

13

Stock Portfolio

June 30, 2021

Portfolio of Investments (Unaudited)

Common Stocks — 100.0%
Security	Shares	Value

Auto Components — 1.6%

Aptiv PLC(1)	86,100	$13,546,113

		$13,546,113

Banks — 4.7%

PNC Financial Services Group, Inc. (The)	98,240	$18,740,262

Wells Fargo & Co.	470,200	21,295,358

		$40,035,620

Beverages — 3.8%

Coca-Cola Co. (The)	299,000	$16,178,890

Coca-Cola Europacific Partners PLC	271,700	16,117,244

		$32,296,134

Biotechnology — 2.2%

AbbVie, Inc.	165,200	$18,608,128

		$18,608,128

Building Products — 2.2%

AZEK Co., Inc. (The)(1)	217,100	$9,218,066

Trane Technologies PLC	51,000	9,391,140

		$18,609,206

Capital Markets — 7.2%

Goldman Sachs Group, Inc. (The)	24,200	$9,184,626

Intercontinental Exchange, Inc.	136,500	16,202,550

S&P Global, Inc.	46,600	19,126,970

Tradeweb Markets, Inc., Class A	203,739	17,228,170

		$61,742,316

Commercial Services & Supplies — 1.2%

Waste Management, Inc.	70,682	$9,903,255

		$9,903,255

Containers & Packaging — 1.2%

AptarGroup, Inc.	71,600	$10,084,144

		$10,084,144

Electric Utilities — 1.4%

NextEra Energy, Inc.	167,684	$12,287,884

		$12,287,884

Security	Shares	Value

Electrical Equipment — 1.2%

AMETEK, Inc.	79,700	$10,639,950

		$10,639,950

Electronic Equipment, Instruments & Components — 1.2%

TE Connectivity, Ltd.	76,000	$10,275,960

		$10,275,960

Entertainment — 1.3%

Walt Disney Co. (The)(1)	65,600	$11,530,512

		$11,530,512

Equity Real Estate Investment Trusts (REITs) — 1.6%

Lamar Advertising Co., Class A	132,300	$13,814,766

		$13,814,766

Food & Staples Retailing — 1.9%

Sysco Corp.	206,400	$16,047,600

		$16,047,600

Health Care Equipment & Supplies — 4.2%

Boston Scientific Corp.(1)	384,900	$16,458,324

Danaher Corp.	71,866	19,285,960

		$35,744,284

Health Care Providers & Services — 1.8%

Anthem, Inc.	41,460	$15,829,428

		$15,829,428

Hotels, Restaurants & Leisure — 1.4%

Marriott International, Inc., Class A(1)	86,700	$11,836,284

		$11,836,284

Interactive Media & Services — 10.2%

Alphabet, Inc., Class C(1)	19,729	$49,447,187

Facebook, Inc., Class A(1)	108,044	37,567,979

		$87,015,166

Internet & Direct Marketing Retail — 6.2%

Amazon.com, Inc.(1)	15,522	$53,398,164

		$53,398,164

14	See Notes to Financial Statements.

Stock Portfolio

June 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

IT Services — 8.6%

Automatic Data Processing, Inc.	68,000	$13,506,160

Cognizant Technology Solutions Corp., Class A	117,912	8,166,585

PayPal Holdings, Inc.(1)	59,400	17,313,912

Shift4 Payments, Inc., Class A(1)	96,800	9,072,096

Visa, Inc., Class A	110,700	25,883,874

		$73,942,627

Life Sciences Tools & Services — 2.0%

Thermo Fisher Scientific, Inc.	34,100	$17,202,427

		$17,202,427

Machinery — 1.4%

Stanley Black & Decker, Inc.	56,400	$11,561,436

		$11,561,436

Oil, Gas & Consumable Fuels — 2.2%

Chevron Corp.	99,100	$10,379,734

Phillips 66	101,025	8,669,965

		$19,049,699

Pharmaceuticals — 2.9%

Sanofi	148,000	$15,549,262

Zoetis, Inc.	48,000	8,945,280

		$24,494,542

Professional Services — 2.4%

Booz Allen Hamilton Holding Corp.	114,900	$9,787,182

Clarivate PLC(1)	382,200	10,521,966

		$20,309,148

Road & Rail — 1.4%

Union Pacific Corp.	53,600	$11,788,248

		$11,788,248

Semiconductors & Semiconductor Equipment — 4.5%

Analog Devices, Inc.	78,900	$13,583,424

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	98,623	11,850,539

Texas Instruments, Inc.	67,679	13,014,672

		$38,448,635

Software — 8.6%

Intuit, Inc.	18,336	$8,987,757

Microsoft Corp.	238,820	64,696,338

		$73,684,095

Security	Shares	Value

Specialty Retail — 1.6%

TJX Cos., Inc. (The)	205,340	$13,844,023

		$13,844,023

Technology Hardware, Storage & Peripherals — 5.2%

Apple, Inc.	327,788	$44,893,844

		$44,893,844

Textiles, Apparel & Luxury Goods — 1.2%

VF Corp.	126,100	$10,345,244

		$10,345,244

Wireless Telecommunication Services — 1.5%

T-Mobile US, Inc.(1)	86,620	$12,545,175

		$12,545,175

Total Common Stocks (identified cost $536,852,580)		$855,354,057

Short-Term Investments — 0.0%(2)
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.05%(3)	200,421	$200,421

Total Short-Term Investments (identified cost $200,421)		$200,421

Total Investments — 100.0% (identified cost $537,053,001)		$855,554,478

Other Assets, Less Liabilities — (0.0)%(2)		$(120,682)

Net Assets — 100.0%		$855,433,796

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05% or (0.05)%, as applicable.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2021.

Abbreviations:

ADR	–	American Depositary Receipt

15	See Notes to Financial Statements.

Stock Portfolio

June 30, 2021

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2021

Unaffiliated investments, at value (identified cost, $536,852,580)	$855,354,057

Affiliated investment, at value (identified cost, $200,421)	200,421

Cash	5,597

Dividends receivable	247,937

Dividends receivable from affiliated investment	9

Tax reclaims receivable	171,268

Total assets	$855,979,289

Liabilities

Payable to affiliates:

Investment adviser fee	$409,291

Trustees’ fees	10,050

Accrued expenses	126,152

Total liabilities	$545,493

Net Assets applicable to investors’ interest in Portfolio	$855,433,796

16	See Notes to Financial Statements.

Stock Portfolio

June 30, 2021

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2021

Dividends (net of foreign taxes, $125,081)	$5,112,760

Dividends from affiliated investment	915

Total investment income	$5,113,675

Expenses

Investment adviser fee	$2,405,573

Trustees’ fees and expenses	21,002

Custodian fee	97,448

Legal and accounting services	27,062

Miscellaneous	10,215

Total expenses	$2,561,300

Net investment income	$2,552,375

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$56,550,179

Foreign currency transactions	(8,289)

Net realized gain	$56,541,890

Change in unrealized appreciation (depreciation) —

Investments	$45,883,844

Foreign currency	(2,792)

Net change in unrealized appreciation (depreciation)	$45,881,052

Net realized and unrealized gain	$102,422,942

Net increase in net assets from operations	$104,975,317

17	See Notes to Financial Statements.

Stock Portfolio

June 30, 2021

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

From operations —

Net investment income	$2,552,375	$5,837,934

Net realized gain	56,541,890	18,275,199

Net change in unrealized appreciation (depreciation)	45,881,052	96,276,139

Net increase in net assets from operations	$104,975,317	$120,389,272

Capital transactions —

Contributions	$14,001,283	$78,327,454

Withdrawals	(68,291,325)	(78,095,172)

Portfolio transaction fee	302,552	276,897

Net increase (decrease) in net assets from capital transactions	$(53,987,490)	$509,179

Net increase in net assets	$50,987,827	$120,898,451

Net Assets

At beginning of period	$804,445,969	$683,547,518

At end of period	$855,433,796	$804,445,969

18	See Notes to Financial Statements.

Stock Portfolio

June 30, 2021

Financial Highlights

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Ratios/Supplemental Data			2020	2019	2018	2017	2016

Ratios (as a percentage of average daily net assets):

Expenses	0.63	%(1)	0.64%	0.63%	0.64%	0.64%	0.65%

Net investment income	0.63	%(1)	0.84%	0.99%	1.14%	1.38%	1.60%

Portfolio Turnover	26	%(2)	70%	55%	90%	101%	118%

Total Return	13.62	%(2)	18.61%	35.47%	(5.57)%	20.31%	7.14%

Net assets, end of period (000’s omitted)	$855,434		$804,446	$683,548	$516,615	$647,405	$640,973

(1)	Annualized.

(2)	Not annualized.

19	See Notes to Financial Statements.

Stock Portfolio

June 30, 2021

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Stock Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2021, Eaton Vance Stock Fund, Eaton Vance Stock NextShares and Eaton Vance Balanced Fund held an interest of 13.1%, 1.0% and 85.9%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of June 30, 2021, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized

20

Stock Portfolio

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Capital Transactions — To seek to protect the Portfolio (and, indirectly, other investors in the Portfolio) against the costs of accommodating investor inflows and outflows, the Portfolio imposes a fee (“Portfolio transaction fee”) on inflows and outflows by Portfolio investors. The Portfolio transaction fee is sized to cover the estimated cost to the Portfolio of, in connection with issuing interests, converting the cash and/or other instruments it receives to the desired composition and, in connection with redeeming its interests, converting Portfolio holdings to cash and/or other instruments to be distributed. Such fee, which may vary over time, is limited to amounts that have been authorized by the Board of Trustees and determined by EVM to be appropriate. The maximum Portfolio transaction fee is 2% of the amount of net contributions or withdrawals. The Portfolio transaction fee is recorded as a component of capital transactions on the Statements of Changes in Net Assets.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR) as compensation for investment advisory services rendered to the Portfolio. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and BMR became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Portfolio entered into a new investment advisory agreement (the “New Agreement”) with BMR, which took effect on March 1, 2021. The Portfolio’s prior fee reduction agreement was incorporated into the New Agreement. Pursuant to the New Agreement (and the Portfolio’s investment advisory agreement and related fee reduction agreement with BMR in effect prior to March 1, 2021), the investment adviser fee is computed at an annual rate of 0.600% of the Portfolio’s average daily net assets up to $500 million, 0.575% from $500 million but less than $1 billion, 0.550% from $1 billion but less than $2.5 billion, 0.530% from $2.5 billion but less than $5 billion, and 0.515% of average daily net assets of $5 billion and over, and is payable monthly. For the six months ended June 30, 2021, the Portfolio’s investment adviser fee amounted to $2,405,573 or 0.59% (annualized) of the Portfolio’s average daily net assets. The Portfolio may invest its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $214,943,626 and $265,766,316, respectively, for the six months ended June 30, 2021.

21

Stock Portfolio

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$540,237,204

Gross unrealized appreciation	$315,576,005

Gross unrealized depreciation	(258,731)

Net unrealized appreciation	$315,317,274

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2021.

6  Investments in Affiliated Funds

At June 30, 2021, the value of the Portfolio’s investment in affiliated funds was $200,421, which represents less than 0.05% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the six months ended June 30, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$6,475,259	$73,391,909	$(79,666,747)	$—	$—	$200,421	$915	200,421

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

22

Stock Portfolio

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

At June 30, 2021, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks

Communication Services	$111,090,853	$—		$—	$111,090,853

Consumer Discretionary	102,969,828	—		—	102,969,828

Consumer Staples	48,343,734	—		—	48,343,734

Energy	19,049,699	—		—	19,049,699

Financials	101,777,936	—		—	101,777,936

Health Care	96,329,547	15,549,262		—	111,878,809

Industrials	82,811,243	—		—	82,811,243

Information Technology	241,245,161	—		—	241,245,161

Materials	10,084,144	—		—	10,084,144

Real Estate	13,814,766	—		—	13,814,766

Utilities	12,287,884	—		—	12,287,884

Total Common Stocks	$839,804,795	$15,549,262	*	$—	$855,354,057

Short-Term Investments	$—	$200,421		$—	$200,421

Total Investments	$839,804,795	$15,749,683		$—	$855,554,478

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

8  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.

23

Eaton Vance

Stock Fund

June 30, 2021

Joint Special Meeting of Shareholders (Unaudited)

Eaton Vance Stock Fund (the “Fund”) held a Joint Special Meeting of Shareholders on February 18, 2021 for the following purposes: (1) to approve a new investment advisory agreement with Eaton Vance Management to serve as the Fund’s investment adviser (“Proposal 1”); and (2) to provide voting instructions to the Fund, which invests pursuant to a master-feeder arrangement, with respect to the approval of a new investment advisory agreement with Boston Management and Research (“BMR”) to serve as investment adviser to Stock Portfolio (“Proposal 2”). The shareholder meeting results are as follows:

	Number of Shares(1)
	For	Against	Abstain(2)	Broker Non-Votes(2)

Proposal 1	2,311,826.126	131,690.995	125,682.860	0

Proposal 2	2,309,061.856	130,466.288	129,671.838	0

(1)	Fractional shares were voted proportionately.

(2)

Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on each Proposal.

Interestholder Meeting

Stock Portfolio (the “Portfolio”) held a Joint Special Meeting of Interestholders on February 19, 2021 in order to approve a new investment advisory agreement with BMR to serve as the Portfolio’s investment adviser (the “Proposal”). The interestholder meeting results are as follows:

For	Against	Abstain(1)

91.277%	2.164%	6.549%

Results may not total 100% due to rounding.

(1)	Abstentions were treated as interests that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on the Proposal.

24

Eaton Vance

Stock Fund

June 30, 2021

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors on June 8, 2021, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2020 through December 31, 2020 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

25

Eaton Vance

Stock Fund

June 30, 2021

Officers and Trustees

Officers of Eaton Vance Stock Fund

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Kimberly M. Roessiger

Secretary

Richard F. Froio

Chief Compliance Officer

Officers of Stock Portfolio

Edward J. Perkin

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Kimberly M. Roessiger

Secretary

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Stock Fund and Stock Portfolio

George J. Gorman

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

Valerie A. Mosley

William H. Park

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

26

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎    investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

27

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎    buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

28

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

29

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Stock Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Stock Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7724    6.30.21

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

Semiannual Report

June 30, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of each Fund. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, the Funds’ adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2021

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

Eaton Vance

Tax-Managed Growth Fund 1.1

June 30, 2021

Performance1,2

Portfolio Managers Lewis R. Piantedosi, Michael A. Allison, CFA and Yana S. Barton, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	03/28/1996	03/29/1966	14.72%	43.83%	17.92%	14.39%
Class A with 5.75% Maximum Sales Charge	—	—	8.12	35.56	16.53	13.71
Class C at NAV	08/02/1996	03/29/1966	14.30	42.74	17.04	13.53
Class C with 1% Maximum Sales Charge	—	—	13.30	41.74	17.04	13.53
Class I at NAV	07/02/1999	03/29/1966	14.87	44.19	18.20	14.67

S&P 500® Index	—	—	15.25%	40.79%	17.64%	14.83%

% After-Tax Returns		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years

Class A After Taxes on Distributions		03/28/1996	03/29/1966	35.39%	16.32%	13.48%
Class A After Taxes on Distributions and Sale of Fund Shares		—	—	21.19	13.84	11.83
Class C After Taxes on Distributions		08/02/1996	03/29/1966	41.74	16.99	13.45
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	24.71	14.34	11.73
Class I After Taxes on Distributions		07/02/1999	03/29/1966	43.93	17.90	14.36
Class I After Taxes on Distributions and Sale of Fund Shares		—	—	26.37	15.27	12.67

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I

				0.76%	1.51%	0.51%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Tax-Managed Growth Fund 1.2

June 30, 2021

Performance1,2

Portfolio Managers Lewis R. Piantedosi, Michael A. Allison, CFA and Yana S. Barton, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	02/28/2001	03/29/1966	14.64%	43.57%	17.74%	14.21%
Class A with 5.75% Maximum Sales Charge	—	—	8.05	35.32	16.35	13.54
Class C at NAV	02/28/2001	03/29/1966	14.20	42.52	16.87	13.35
Class C with 1% Maximum Sales Charge	—	—	13.20	41.52	16.87	13.35
Class I at NAV	02/28/2001	03/29/1966	14.75	43.93	18.03	14.49

S&P 500® Index	—	—	15.25%	40.79%	17.64%	14.83%

% After-Tax Returns		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years

Class A After Taxes on Distributions		02/28/2001	03/29/1966	35.19%	16.17%	13.34%
Class A After Taxes on Distributions and Sale of Fund Shares		—	—	21.02	13.69	11.68
Class C After Taxes on Distributions		02/28/2001	03/29/1966	41.52	16.85	13.32
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	24.58	14.21	11.60
Class I After Taxes on Distributions		02/28/2001	03/29/1966	43.73	17.79	14.23
Class I After Taxes on Distributions and Sale of Fund Shares		—	—	26.17	15.14	12.53

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I

				0.92%	1.67%	0.67%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2021

Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Apple, Inc.	4.4%

Amazon.com, Inc.	4.3

Microsoft Corp.	3.6

Alphabet, Inc., Class C	3.2

Facebook, Inc., Class A	3.1

Alphabet, Inc., Class A	2.3

JPMorgan Chase & Co.	2.0

QUALCOMM, Inc.	1.8

Walt Disney Co. (The)	1.7

Berkshire Hathaway, Inc., Class B	1.6

Total	28.0%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2021

Endnotes and Additional Disclosures

[1]

S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective July 1, 2021, the Funds are managed by Yana S. Barton and Kenneth D. Zinner.

5

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2021

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 – June 30, 2021).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Tax-Managed Growth Fund 1.1

	Beginning Account Value (1/1/21)	Ending Account Value (6/30/21)	Expenses Paid During Period* (1/1/21 – 6/30/21)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,147.20	$3.89	0.73%
Class C	$1,000.00	$1,143.00	$7.86	1.48%
Class I	$1,000.00	$1,148.70	$2.56	0.48%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$3.66	0.73%
Class C	$1,000.00	$1,017.50	$7.40	1.48%
Class I	$1,000.00	$1,022.40	$2.41	0.48%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2020.

6

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2021

Fund Expenses — continued

Eaton Vance Tax-Managed Growth Fund 1.2

	Beginning Account Value (1/1/21)	Ending Account Value (6/30/21)	Expenses Paid During Period* (1/1/21 – 6/30/21)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,146.40	$4.74	0.89%
Class C	$1,000.00	$1,142.00	$8.71	1.64%
Class I	$1,000.00	$1,147.50	$3.41	0.64%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.40	$4.46	0.89%
Class C	$1,000.00	$1,016.70	$8.20	1.64%
Class I	$1,000.00	$1,021.60	$3.21	0.64%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2020.

7

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2021

Statements of Assets and Liabilities (Unaudited)

	June 30, 2021
Assets	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2

Investment in Tax-Managed Growth Portfolio, at value (identified cost, $309,761,653 and $302,057,897, respectively)	$2,266,691,240	$1,183,610,191

Receivable for Fund shares sold	610,172	360,953

Total assets	$2,267,301,412	$1,183,971,144

Liabilities

Payable for Fund shares redeemed	$1,317,783	$460,326

Payable to affiliates:

Administration fee	—	143,078

Distribution and service fees	409,278	214,227

Trustees’ fees	125	125

Accrued expenses	165,995	105,498

Total liabilities	$1,893,181	$923,254

Net Assets	$2,265,408,231	$1,183,047,890

Sources of Net Assets

Paid-in capital	$1,175,792,804	$786,686,918

Distributable earnings	1,089,615,427	396,360,972

Total	$2,265,408,231	$1,183,047,890

Class A Shares

Net Assets	$1,989,934,119	$829,139,561

Shares Outstanding	22,970,822	21,305,527

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$86.63	$38.92

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$91.92	$41.29

Class C Shares

Net Assets	$9,517,287	$58,273,582

Shares Outstanding	122,796	1,548,232

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$77.51	$37.64

Class I Shares

Net Assets	$265,956,825	$295,634,747

Shares Outstanding	3,291,134	7,570,189

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$80.81	$39.05

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

8	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2021

Statements of Operations (Unaudited)

	Six Months Ended June 30, 2021
Investment Income	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2

Dividends allocated from Portfolio (net of foreign taxes, $158,030 and $82,143, respectively)	$12,318,984	$6,403,584

Expenses allocated from Portfolio	(4,569,433)	(2,375,339)

Total investment income from Portfolio	$7,749,551	$4,028,245

Expenses

Administration fee	$—	$823,893

Distribution and service fees

Class A	2,324,832	968,898

Class C	46,986	277,654

Trustees’ fees and expenses	250	250

Custodian fee	31,091	31,581

Transfer and dividend disbursing agent fees	359,841	169,205

Professional fees	30,200	21,925

Printing and postage	3,750	4,408

Registration fees	25,574	27,336

Miscellaneous	97,752	44,836

Total expenses	$2,920,276	$2,369,986

Net investment income	$4,829,275	$1,658,259

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —

Investment transactions(1)	$25,493,773	$13,246,863

Foreign currency transactions	(290)	(150)

Net realized gain	$25,493,483	$13,246,713

Change in unrealized appreciation (depreciation) —

Investments	$263,701,287	$137,085,218

Foreign currency	(6,118)	(3,183)

Net change in unrealized appreciation (depreciation)	$263,695,169	$137,082,035

Net realized and unrealized gain	$289,188,652	$150,328,748

Net increase in net assets from operations	$294,017,927	$151,987,007

(1)	Includes $25,759,037 and $13,384,981, respectively, of net realized gains from redemptions in-kind.

9	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2021

Statements of Changes in Net Assets

	Six Months Ended June 30, 2021 (Unaudited)
Increase (Decrease) in Net Assets	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2

From operations —

Net investment income	$4,829,275	$1,658,259

Net realized gain	25,493,483	13,246,713

Net change in unrealized appreciation (depreciation)	263,695,169	137,082,035

Net increase in net assets from operations	$294,017,927	$151,987,007

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$3,592,835	$8,867,213

Class C	131,322	3,888,565

Class I	55,749,913	33,491,328

Cost of shares redeemed

Class A	(57,404,455)	(26,063,642)

Class C	(542,004)	(4,190,716)

Class I	(51,837,859)	(32,666,767)

Net asset value of shares converted

Class A	849,756	2,991,817

Class C	(849,756)	(2,991,817)

Net decrease in net assets from Fund share transactions	$(50,310,248)	$(16,674,019)

Net increase in net assets	$243,707,679	$135,312,988

Net Assets

At beginning of period	$2,021,700,552	$1,047,734,902

At end of period	$2,265,408,231	$1,183,047,890

10	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2021

Statements of Changes in Net Assets — continued

	Year Ended December 31, 2020
Increase (Decrease) in Net Assets	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2

From operations —

Net investment income	$13,668,402	$5,529,843

Net realized gain	44,403,725	22,849,775

Net change in unrealized appreciation (depreciation)	321,051,487	164,961,766

Net increase in net assets from operations	$379,123,614	$193,341,384

Distributions to shareholders —

Class A	$(11,041,230)	$(3,510,456)

Class I	(2,050,655)	(1,762,143)

Total distributions to shareholders	$(13,091,885)	$(5,272,599)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$7,517,031	$21,867,314

Class C	387,441	5,471,936

Class I	130,916,056	89,296,181

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	9,427,329	3,120,209

Class I	1,705,626	1,599,069

Cost of shares redeemed

Class A	(125,737,102)	(60,045,744)

Class C	(3,067,331)	(13,312,766)

Class I	(128,707,418)	(103,028,577)

Net asset value of shares converted

Class A	3,592,526	10,121,805

Class C	(3,592,526)	(10,121,805)

Net decrease in net assets from Fund share transactions	$(107,558,368)	$(55,032,378)

Net increase in net assets	$258,473,361	$133,036,407

Net Assets

At beginning of year	$1,763,227,191	$914,698,495

At end of year	$2,021,700,552	$1,047,734,902

11	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2021

Financial Highlights

	Tax-Managed Growth Fund 1.1 — Class A

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017		2016

Net asset value — Beginning of period	$75.510		$61.750	$48.150	$51.300	$42.300		$39.330

Income (Loss) From Operations

Net investment income(1)	$0.172		$0.481	$0.539	$0.491	$0.467		$0.455

Net realized and unrealized gain (loss)	10.948		13.748	13.572	(3.192)	8.982		2.964

Total income (loss) from operations	$11.120		$14.229	$14.111	$(2.701)	$9.449		$3.419

Less Distributions

From net investment income	$—		$(0.469)	$(0.511)	$(0.449)	$(0.449)		$(0.449)

Total distributions	$—		$(0.469)	$(0.511)	$(0.449)	$(0.449)		$(0.449)

Net asset value — End of period	$86.630		$75.510	$61.750	$48.150	$51.300		$42.300

Total Return(2)	14.72	%(3)	23.05%	29.45%	(5.36)%	22.35%		8.68%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,989,934		$1,784,383	$1,565,795	$1,116,349	$1,257,823		$1,068,182

Ratios (as a percentage of average daily net assets):(4)

Expenses	0.73	%(5)	0.76%	0.78%	0.79%	0.79%		0.81%

Net investment income	0.43	%(5)	0.77%	0.96%	0.92%	1.00%		1.14%

Portfolio Turnover of the Portfolio(6)	0	%(3)(7)	1%	1%	1%	0	%(7)	1%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Annualized.

(6)

Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The portfolio turnover of the Portfolio including in-kind contributions and distributions of securities was 2%, 6%, 6%, 6%, 5% and 6% for the six months ended June 30, 2021 and the years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively.

(7)	Amount is less than 0.5%.

12	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2021

Financial Highlights — continued

	Tax-Managed Growth Fund 1.1 — Class C

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017		2016

Net asset value — Beginning of period	$67.810		$55.530	$43.280	$46.100	$38.040		$35.440

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.114)		$0.015	$(0.018)	$0.082	$0.114		$0.140

Net realized and unrealized gain (loss)	9.814		12.265	12.268	(2.832)	8.047		2.645

Total income (loss) from operations	$9.700		$12.280	$12.250	$(2.750)	$8.161		$2.785

Less Distributions

From net investment income	$—		$—	$—	$(0.070)	$(0.101)		$(0.185)

Total distributions	$—		$—	$—	$(0.070)	$(0.101)		$(0.185)

Net asset value — End of period	$77.510		$67.810	$55.530	$43.280	$46.100		$38.040

Total Return(2)	14.30	%(3)	22.11%	28.34%	(5.99)%	21.46%		7.85%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$9,517		$9,517	$13,730	$202,974	$248,201		$265,708

Ratios (as a percentage of average daily net assets):(4)

Expenses	1.48	%(5)	1.51%	1.55%	1.54%	1.54%		1.56%

Net investment income (loss)	(0.32	)%(5)	0.03%	(0.04)%	0.17%	0.27%		0.39%

Portfolio Turnover of the Portfolio(6)	0	%(3)(7)	1%	1%	1%	0	%(7)	1%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Annualized.

(6)

Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The portfolio turnover of the Portfolio including in-kind contributions and distributions of securities was 2%, 6%, 6%, 6%, 5% and 6% for the six months ended June 30, 2021 and the years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively.

(7)	Amount is less than 0.5%.

13	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2021

Financial Highlights — continued

	Tax-Managed Growth Fund 1.1 — Class I

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017		2016

Net asset value — Beginning of period	$70.350		$57.570	$44.920	$47.920	$39.530		$36.790

Income (Loss) From Operations

Net investment income(1)	$0.254		$0.594	$0.628	$0.584	$0.542		$0.516

Net realized and unrealized gain (loss)	10.206		12.817	12.675	(2.996)	8.414		2.776

Total income (loss) from operations	$10.460		$13.411	$13.303	$(2.412)	$8.956		$3.292

Less Distributions

From net investment income	$—		$(0.631)	$(0.653)	$(0.588)	$(0.566)		$(0.552)

Total distributions	$—		$(0.631)	$(0.653)	$(0.588)	$(0.566)		$(0.552)

Net asset value — End of period	$80.810		$70.350	$57.570	$44.920	$47.920		$39.530

Total Return(2)	14.87	%(3)	23.31%	29.74%	(5.11)%	22.67%		8.93%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$265,957		$227,801	$183,702	$136,976	$114,276		$69,864

Ratios (as a percentage of average daily net assets):(4)

Expenses	0.48	%(5)	0.51%	0.53%	0.54%	0.54%		0.56%

Net investment income	0.68	%(5)	1.01%	1.20%	1.17%	1.24%		1.38%

Portfolio Turnover of the Portfolio(6)	0	%(3)(7)	1%	1%	1%	0	%(7)	1%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Annualized.

(6)

Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The portfolio turnover of the Portfolio including in-kind contributions and distributions of securities was 2%, 6%, 6%, 6%, 5% and 6% for the six months ended June 30, 2021 and the years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively.

(7)	Amount is less than 0.5%.

14	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2021

Financial Highlights — continued

	Tax-Managed Growth Fund 1.2 — Class A

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017		2016

Net asset value — Beginning of period	$33.950		$27.770	$21.650	$23.060	$19.020		$17.690

Income (Loss) From Operations

Net investment income(1)	$0.050		$0.171	$0.205	$0.184	$0.177		$0.176

Net realized and unrealized gain (loss)	4.920		6.171	6.108	(1.432)	4.035		1.326

Total income (loss) from operations	$4.970		$6.342	$6.313	$(1.248)	$4.212		$1.502

Less Distributions

From net investment income	$—		$(0.162)	$(0.193)	$(0.162)	$(0.172)		$(0.172)

Total distributions	$—		$(0.162)	$(0.193)	$(0.162)	$(0.172)		$(0.172)

Net asset value — End of period	$38.920		$33.950	$27.770	$21.650	$23.060		$19.020

Total Return(2)	14.64	%(3)	22.84%	29.28%	(5.50)%	22.15%		8.48%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$829,140		$736,814	$629,530	$427,333	$472,741		$403,485

Ratios (as a percentage of average daily net assets):(4)

Expenses	0.89	%(5)	0.92%	0.93%	0.94%	0.95%		0.97%

Net investment income	0.28	%(5)	0.61%	0.81%	0.77%	0.84%		0.98%

Portfolio Turnover of the Fund(6)	—		—	—	—	1%		—

Portfolio Turnover of the Portfolio(7)	0	%(3)(8)	1%	1%	1%	0	%(8)	1%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Annualized.

(6)

Excludes the value of Fund securities contributed or distributed as a result of in-kind transactions. The portfolio turnover of the Fund including in-kind contributions and distributions of securities was 3% for the year ended December 31, 2017.

(7)

Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The portfolio turnover of the Portfolio including in-kind contributions and distributions of securities was 2%, 6%, 6%, 6%, 5% and 6% for the six months ended June 30, 2021 and the years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively.

(8)	Amount is less than 0.5%.

15	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2021

Financial Highlights — continued

	Tax-Managed Growth Fund 1.2 — Class C

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017		2016

Net asset value — Beginning of period	$32.960		$27.030	$21.080	$22.460	$18.530		$17.240

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.082)		$(0.037)	$0.003	$0.004	$0.022		$0.041

Net realized and unrealized gain (loss)	4.762		5.967	5.947	(1.384)	3.912		1.289

Total income (loss) from operations	$4.680		$5.930	$5.950	$(1.380)	$3.934		$1.330

Less Distributions

From net investment income	$—		$—	$—	$—	$(0.004)		$(0.040)

Total distributions	$—		$—	$—	$—	$(0.004)		$(0.040)

Net asset value — End of period	$37.640		$32.960	$27.030	$21.080	$22.460		$18.530

Total Return(2)	14.20	%(3)	21.94%	28.22%	(6.14)%	21.23%		7.71%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$58,274		$54,119	$61,397	$142,020	$173,289		$175,072

Ratios (as a percentage of average daily net assets):(4)

Expenses	1.64	%(5)	1.67%	1.68%	1.69%	1.70%		1.72%

Net investment income (loss)	(0.47	)%(5)	(0.14)%	0.01%	0.02%	0.11%		0.23%

Portfolio Turnover of the Fund(6)	—		—	—	—	1%		—

Portfolio Turnover of the Portfolio(7)	0	%(3)(8)	1%	1%	1%	0	%(8)	1%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Annualized.

(6)

Excludes the value of Fund securities contributed or distributed as a result of in-kind transactions. The portfolio turnover of the Fund including in-kind contributions and distributions of securities was 3% for the year ended December 31, 2017.

(7)

Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The portfolio turnover of the Portfolio including in-kind contributions and distributions of securities was 2%, 6%, 6%, 6%, 5% and 6% for the six months ended June 30, 2021 and the years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively.

(8)	Amount is less than 0.5%.

16	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2021

Financial Highlights — continued

	Tax-Managed Growth Fund 1.2 — Class I

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017		2016

Net asset value — Beginning of period	$34.030		$27.830	$21.690	$23.110	$19.060		$17.720

Income (Loss) From Operations

Net investment income(1)	$0.095		$0.242	$0.266	$0.244	$0.229		$0.221

Net realized and unrealized gain (loss)	4.925		6.192	6.130	(1.439)	4.046		1.336

Total income (loss) from operations	$5.020		$6.434	$6.396	$(1.195)	$4.275		$1.557

Less Distributions

From net investment income	$—		$(0.234)	$(0.256)	$(0.225)	$(0.225)		$(0.217)

Total distributions	$—		$(0.234)	$(0.256)	$(0.225)	$(0.225)		$(0.217)

Net asset value — End of period	$39.050		$34.030	$27.830	$21.690	$23.110		$19.060

Total Return(2)	14.75	%(3)	23.13%	29.61%	(5.25)%	22.44%		8.77%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$295,635		$256,802	$223,771	$154,772	$134,355		$78,948

Ratios (as a percentage of average daily net assets):(4)

Expenses	0.64	%(5)	0.67%	0.68%	0.69%	0.70%		0.72%

Net investment income	0.53	%(5)	0.85%	1.05%	1.02%	1.09%		1.23%

Portfolio Turnover of the Fund(6)	—		—	—	—	1%		—

Portfolio Turnover of the Portfolio(7)	0	%(3)(8)	1%	1%	1%	0	%(8)	1%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Annualized.

(6)

Excludes the value of Fund securities contributed or distributed as a result of in-kind transactions. The portfolio turnover of the Fund including in-kind contributions and distributions of securities was 3% for the year ended December 31, 2017.

(7)

Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The portfolio turnover of the Portfolio including in-kind contributions and distributions of securities was 2%, 6%, 6%, 6%, 5% and 6% for the six months ended June 30, 2021 and the years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively.

(8)	Amount is less than 0.5%.

17	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2021

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Growth Fund 1.1 (Tax-Managed Growth Fund 1.1) and Eaton Vance Tax-Managed Growth Fund 1.2 (Tax-Managed Growth Fund 1.2) (each a Fund, and collectively the Funds) are diversified series of the Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Each Fund currently offers Class A, Class C and Class I shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Tax-Managed Growth Fund 1.1 is closed to new investors. Each class represents a pro-rata interest in each Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. Each Fund typically invests all of its investable assets in interests in Tax-Managed Growth Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Funds. The value of each Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (6.8% and 3.6% for Tax-Managed Growth Fund 1.1 and Tax-Managed Growth Fund 1.2, respectively, at June 30, 2021). The performance of each Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services—Investment Companies.”

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — Each Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2021, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

H  Interim Financial Statements — The interim financial statements relating to June 30, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

18

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

It is the present policy of each Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At December 31, 2020, the Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the respective Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:

	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2

Deferred capital losses

Short-term	$2,391,579	$405,438

3  Transactions with Affiliates

Effective March 1, 2021, each of the Funds entered into an investment advisory agreement with Eaton Vance Management (EVM). Pursuant to the agreement, each Fund pays an investment adviser fee on its average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee, at a per annum rate that is the same as that payable by the Portfolio. For the six months ended June 30, 2021, the Funds incurred no investment adviser fee on such assets. To the extent each Fund’s assets are invested in the Portfolio, each Fund is allocated its pro rata share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM serves as the administrator of the Funds. EVM receives no compensation from Tax-Managed Growth Fund 1.1 for such services and a fee computed at an annual rate of 0.15% of average daily net assets from Tax- Managed Growth Fund 1.2 for such services. For the six months ended June 30, 2021, the administration fee for Tax-Managed Growth Fund 1.2 amounted to $823,893.

EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the six months ended June 30, 2021 were as follows:

	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2

EVM’s Sub-Transfer Agent Fees	$83,649	$29,831

EVD’s Class A Sales Charges	$8,205	$26,389

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Certain officers and Trustees of the Funds and the Portfolio are officers of the above organizations.

19

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2021 for Class A shares amounted to the following:

	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2

Class A Distribution and Service Fees	$2,324,832	$968,898

Each Fund also has in effect distribution plans for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the respective Fund. For the six months ended June 30, 2021, the Funds paid or accrued to EVD the following distribution fees:

	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2

Class C Distribution Fees	$35,240	$208,240

Pursuant to the Class C Plan, each Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2021 amounted to the following:

	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2

Class C Service Fees	$11,746	$69,414

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended June 30, 2021, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A and Class C shareholders:

	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2

Class A	$—	$300

Class C	$—	$500

6  Investment Transactions

For the six months ended June 30, 2021, increases and decreases in each Fund’s investment in the Portfolio aggregated, as follows:

Fund	Increases	Decreases

Tax-Managed Growth Fund 1.1	$510,025	$54,229,163

Tax-Managed Growth Fund 1.2	$3,496,343	$23,126,900

20

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

Decreases in each Fund’s investment in the Portfolio include distributions of securities as the result of redemptions in-kind, as follows:

Fund	Redemptions in-kind

Tax-Managed Growth Fund 1.1	$42,706,088

Tax-Managed Growth Fund 1.2	15,574,437

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Transactions in Fund shares were as follows:

Tax-Managed Growth Fund 1.1
	Six Months Ended June 30, 2021 (Unaudited)
	Class A	Class C	Class I

Sales	44,565	1,820	743,754

Redemptions	(714,493)	(7,692)	(690,631)

Converted from Class C shares	10,461	—	—

Converted to Class A shares	—	(11,673)	—

Net increase (decrease)	(659,467)	(17,545)	53,123

	Year Ended December 31, 2020
	Class A	Class C	Class I

Sales	116,260	7,045	2,263,887

Issued to shareholders electing to receive payments of distributions in Fund shares	126,236	—	24,517

Redemptions	(2,021,959)	(53,714)	(2,241,216)

Converted from Class C shares	53,896	—	—

Converted to Class A shares	—	(60,247)	—

Net increase (decrease)	(1,725,567)	(106,916)	47,188

21

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

Tax-Managed Growth Fund 1.2
	Six Months Ended June 30, 2021 (Unaudited)
	Class A	Class C	Class I

Sales	244,284	110,239	928,151

Redemptions	(723,280)	(119,405)	(905,122)

Converted from Class C shares	82,006	—	—

Converted to Class A shares	—	(84,657)	—

Net increase (decrease)	(396,990)	(93,823)	23,029

	Year Ended December 31, 2020
	Class A	Class C	Class I

Sales	791,267	207,023	3,272,236

Issued to shareholders electing to receive payments of distributions in Fund shares	92,919	—	47,521

Redemptions	(2,182,387)	(495,055)	(3,814,580)

Converted from Class C shares	330,502	—	—

Converted to Class A shares	—	(341,400)	—

Net decrease	(967,699)	(629,432)	(494,823)

8  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Funds’ performance, or the performance of the securities in which the Funds invest.

22

Tax-Managed Growth Portfolio

June 30, 2021

Portfolio of Investments (Unaudited)

Common Stocks — 99.5%
Security	Shares	Value

Aerospace & Defense — 1.2%

Boeing Co. (The)(1)	882,996	$211,530,522

General Dynamics Corp.	145,853	27,458,286

Hexcel Corp.(1)	103,987	6,488,789

Howmet Aerospace, Inc.(1)	4	138

Huntington Ingalls Industries, Inc.	2,300	484,725

L3Harris Technologies, Inc.	5,996	1,296,035

Lockheed Martin Corp.	126,511	47,865,437

Northrop Grumman Corp.	51,643	18,768,615

Northrop Grumman Corp.(2)	2,913	1,058,672

Raytheon Technologies Corp.	1,028,183	87,714,291

Teledyne Technologies, Inc.(1)	145	60,730

Textron, Inc.	9,462	650,702

TransDigm Group, Inc.(1)	3,386	2,191,724

		$405,568,666

Air Freight & Logistics — 1.4%

C.H. Robinson Worldwide, Inc.	362,311	$33,937,671

Expeditors International of Washington, Inc.	12,800	1,620,480

FedEx Corp.	351,891	104,979,642

United Parcel Service, Inc., Class B	1,481,730	308,155,388

XPO Logistics, Inc.(1)	67,458	9,436,700

		$458,129,881

Airlines — 0.0%(3)

American Airlines Group, Inc.(1)	66,989	$1,420,837

Delta Air Lines, Inc.(1)	60,606	2,621,816

Southwest Airlines Co.(1)	28,371	1,506,216

		$5,548,869

Auto Components — 0.6%

Adient PLC(1)	8,500	$384,200

Aptiv PLC(1)	1,022,078	160,803,532

BorgWarner, Inc.	800	38,832

Dorman Products, Inc.(1)	20,730	2,149,079

Garrett Motion, Inc.(1)	8,726	69,634

Gentex Corp.	1,443,192	47,755,223

		$211,200,500

Automobiles — 0.2%

Daimler AG	37,697	$3,388,960

Ford Motor Co.(1)	1,212,501	18,017,765

General Motors Co.(1)	87,163	5,157,435

Harley-Davidson, Inc.	800	36,656

Security	Shares	Value

Automobiles (continued)

Tesla, Inc.(1)	36,985	$25,138,704

Toyota Motor Corp., ADR	5,100	891,684

		$52,631,204

Banks — 4.2%

Bank of America Corp.	4,470,250	$184,308,408

Bank of Hawaii Corp.	557	46,911

Bank of Montreal	4	410

CIT Group, Inc.	1,490	76,869

Citigroup, Inc.	884,868	62,604,411

Commerce Bancshares, Inc.	75,693	5,643,670

CVB Financial Corp.	608,432	12,527,615

Fifth Third Bancorp	1,734,749	66,319,454

First Republic Bank	2,010	376,212

HSBC Holdings PLC	220,592	1,272,148

HSBC Holdings PLC ADR	424	12,232

Huntington Bancshares, Inc.	144,510	2,062,158

ING Groep NV ADR	125	1,655

JPMorgan Chase & Co.	4,170,913	648,743,808

KeyCorp	112,574	2,324,653

M&T Bank Corp.	151,030	21,946,169

Pinnacle Financial Partners, Inc.	34,686	3,062,427

PNC Financial Services Group, Inc. (The)	106,282	20,274,354

Regions Financial Corp.	772,628	15,591,633

Signature Bank	3,359	825,138

Societe Generale S.A.	405,793	12,003,921

Sterling Bancorp	180,109	4,464,902

SVB Financial Group(1)	31,251	17,388,994

Synovus Financial Corp.	1,565	68,672

Toronto-Dominion Bank (The)	569	39,859

Truist Financial Corp.	1,591,366	88,320,813

U.S. Bancorp	883,625	50,340,116

Wells Fargo & Co.	3,659,226	165,726,346

Western Alliance Bancorp	23,987	2,227,193

Zions Bancorp N.A.	49,558	2,619,636

		$1,391,220,787

Beverages — 1.8%

Anheuser-Busch InBev SA/NV ADR	75,379	$5,428,042

Boston Beer Co., Inc. (The), Class A(1)	4,730	4,828,384

Brown-Forman Corp., Class A	17,399	1,226,629

Brown-Forman Corp., Class B	398,621	29,872,658

Coca-Cola Co. (The)	3,743,978	202,586,649

Constellation Brands, Inc., Class A	118,242	27,655,621

Diageo PLC ADR	8,946	1,714,859

23	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Beverages (continued)

Keurig Dr Pepper, Inc.	2,700	$95,148

Molson Coors Beverage Co., Class B(1)	102,172	5,485,615

Monster Beverage Corp.(1)	174,636	15,952,999

PepsiCo, Inc.	2,091,317	309,870,440

		$604,717,044

Biotechnology — 2.6%

AbbVie, Inc.	1,108,299	$124,838,799

Agios Pharmaceuticals, Inc.(1)	74,972	4,131,707

Alexion Pharmaceuticals, Inc.(1)	469,856	86,317,246

Alkermes PLC(1)	5,000	122,600

Alnylam Pharmaceuticals, Inc.(1)	9,409	1,595,014

Amgen, Inc.	760,917	185,473,519

Arena Pharmaceuticals, Inc.(1)	15,471	1,055,122

argenx SE ADR(1)	308,910	93,003,534

Biogen, Inc.(1)	100,377	34,757,544

Bluebird Bio, Inc.(1)	500	15,990

Blueprint Medicines Corp.(1)	211,575	18,610,137

Exact Sciences Corp.(1)	241,168	29,979,594

Exact Sciences Corp.(1)(2)	8,313	1,032,717

Gilead Sciences, Inc.	1,100,323	75,768,242

Incyte Corp.(1)	103,220	8,683,899

Moderna, Inc.(1)	343,592	80,737,248

Natera, Inc.(1)	9,906	1,124,628

Neurocrine Biosciences, Inc.(1)	219,845	21,395,315

Regeneron Pharmaceuticals, Inc.(1)	22,768	12,716,839

Seagen, Inc.(1)	5,662	893,916

Vertex Pharmaceuticals, Inc.(1)	346,315	69,827,493

		$852,081,103

Building Products — 0.5%

A.O. Smith Corp.	31,693	$2,283,798

Carrier Global Corp.	230,039	11,179,895

Fortune Brands Home & Security, Inc.	27,542	2,743,459

Johnson Controls International PLC	350,715	24,069,571

Lennox International, Inc.	378,778	132,875,322

Masco Corp.	38,156	2,247,770

Resideo Technologies, Inc.(1)	14,542	436,260

Trane Technologies PLC	30,738	5,660,095

		$181,496,170

Capital Markets — 4.8%

Affiliated Managers Group, Inc.	58,916	$9,085,436

Ameriprise Financial, Inc.	197,418	49,133,392

Bank of New York Mellon Corp. (The)	709,396	36,342,357

Security	Shares	Value

Capital Markets (continued)

BlackRock, Inc.	41,188	$36,038,264

Brookfield Asset Management, Inc., Class A	234,178	11,938,394

Cboe Global Markets, Inc.	175,272	20,866,132

Charles Schwab Corp. (The)	3,934,418	286,464,974

CME Group, Inc.	227,898	48,469,347

FactSet Research Systems, Inc.	97,299	32,654,517

Federated Hermes, Inc., Class B	37,249	1,263,114

Franklin Resources, Inc.	211,191	6,756,000

Goldman Sachs Group, Inc. (The)	1,132,549	429,836,322

Intercontinental Exchange, Inc.	154,191	18,302,472

Invesco, Ltd.	11,064	295,741

LPL Financial Holdings, Inc.	202,671	27,356,532

Moody’s Corp.	261,226	94,660,466

Morgan Stanley(4)	2,448,105	224,466,747

Morningstar, Inc.	4,694	1,206,874

Nasdaq, Inc.	71,215	12,519,597

Northern Trust Corp.	2,500	289,050

Raymond James Financial, Inc.	72,220	9,381,378

S&P Global, Inc.	300,731	123,435,039

SEI Investments Co.	150,000	9,295,500

State Street Corp.	215,676	17,745,821

Stifel Financial Corp.	169,194	10,973,923

T. Rowe Price Group, Inc.	426,078	84,350,662

UBS Group AG(1)	9	138

		$1,603,128,189

Chemicals — 1.2%

AdvanSix, Inc.(1)	1,768	$52,793

Air Products and Chemicals, Inc.	76,444	21,991,410

Albemarle Corp.	128,966	21,725,612

Balchem Corp.	17,292	2,269,748

Cabot Corp.	16,510	939,914

Celanese Corp.	23,537	3,568,209

Chemours Co. (The)	1	35

Corteva, Inc.	242,479	10,753,944

Dow, Inc.	80,280	5,080,118

DuPont de Nemours, Inc.	500,430	38,738,286

Eastman Chemical Co.	770	89,898

Ecolab, Inc.	732,613	150,896,300

FMC Corp.	817	88,399

International Flavors & Fragrances, Inc.	5,000	747,000

Linde PLC	8,469	2,448,388

Linde PLC(2)	12,068	3,488,859

LyondellBasell Industries NV, Class A	4,274	439,666

NewMarket Corp.	13,626	4,387,300

PPG Industries, Inc.	412,610	70,048,800

24	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Chemicals (continued)

RPM International, Inc.	3,433	$304,438

Sherwin-Williams Co. (The)	171,809	46,809,362

Westlake Chemical Corp.	1,000	90,090

		$384,958,569

Commercial Services & Supplies — 0.1%

Brady Corp., Class A	258	$14,458

Cintas Corp.	395	150,890

Copart, Inc.(1)	4,771	628,961

Pitney Bowes, Inc.	1,365	11,971

Republic Services, Inc.	1,750	192,518

Rollins, Inc.	60,814	2,079,839

Stericycle, Inc.(1)	8,000	572,400

Waste Connections, Inc.	115,655	13,812,677

Waste Management, Inc.	208,549	29,219,800

		$46,683,514

Communications Equipment — 1.7%

Arista Networks, Inc.(1)	910,405	$329,848,835

Arista Networks, Inc.(1)(2)	72,500	26,260,252

Arista Networks, Inc.(1)(2)	105,064	38,065,738

Cisco Systems, Inc.	2,936,256	155,621,568

Juniper Networks, Inc.	285,300	7,802,955

Motorola Solutions, Inc.	47,535	10,307,965

Nokia Oyj ADR(1)	192	1,021

		$567,908,334

Construction & Engineering — 0.0%(3)

Fluor Corp.(1)	3,250	$57,525

Quanta Services, Inc.	2,649	239,920

		$297,445

Construction Materials — 0.0%(3)

Vulcan Materials Co.	62,993	$10,965,192

		$10,965,192

Consumer Finance — 1.1%

American Express Co.	1,029,084	$170,035,549

Capital One Financial Corp.	106,254	16,436,431

Discover Financial Services	1,249,137	147,760,416

LendingClub Corp.(1)	15,938	288,956

Navient Corp.	10,200	197,166

Synchrony Financial	929,245	45,086,968

		$379,805,486

Security	Shares	Value

Containers & Packaging — 0.1%

Amcor PLC	936,184	$10,728,669

AptarGroup, Inc.	65,000	9,154,600

Avery Dennison Corp.	5,508	1,158,002

Ball Corp.	53,090	4,301,352

Crown Holdings, Inc.	13,787	1,409,169

International Paper Co.	35,524	2,177,976

Packaging Corp. of America	12,273	1,662,010

Sealed Air Corp.	27,104	1,605,912

Sonoco Products Co.	774	51,780

WestRock Co.	42,750	2,275,155

		$34,524,625

Distributors — 0.0%(3)

Genuine Parts Co.	22,932	$2,900,210

LKQ Corp.(1)	79,518	3,913,876

		$6,814,086

Diversified Consumer Services — 0.0%(3)

Bright Horizons Family Solutions, Inc.(1)	6,150	$904,726

H&R Block, Inc.	25,610	601,323

Service Corp. International	15,900	852,081

		$2,358,130

Diversified Financial Services — 2.4%

Berkshire Hathaway, Inc., Class A(1)	589	$246,555,989

Berkshire Hathaway, Inc., Class B(1)	1,959,740	544,650,941

		$791,206,930

Diversified Telecommunication Services — 0.2%

AT&T, Inc.	523,304	$15,060,689

Liberty Global PLC, Class A(1)	3,330	90,443

Liberty Latin America, Ltd., Class A(1)	1,546	21,428

Liberty Latin America, Ltd., Class C(1)	4,825	68,032

Lumen Technologies, Inc.	4,871	66,197

Verizon Communications, Inc.	947,122	53,067,246

		$68,374,035

Electric Utilities — 0.2%

Duke Energy Corp.	31,500	$3,109,680

Edison International	1,960	113,327

Entergy Corp.	2,340	233,298

Exelon Corp.	28,788	1,275,596

NextEra Energy, Inc.	882,017	64,634,206

NRG Energy, Inc.	461	18,579

25	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Electric Utilities (continued)

Southern Co. (The)	103,526	$6,264,358

		$75,649,044

Electrical Equipment — 0.8%

Acuity Brands, Inc.	9,321	$1,743,307

AMETEK, Inc.	68,380	9,128,730

Eaton Corp. PLC	91,928	13,621,891

Emerson Electric Co.	2,207,508	212,450,570

Generac Holdings, Inc.(1)	2,476	1,027,911

Hubbell, Inc.	14,950	2,793,258

nVent Electric PLC	4	125

Rockwell Automation, Inc.	112,211	32,094,590

		$272,860,382

Electronic Equipment, Instruments & Components — 0.5%

Amphenol Corp., Class A	22,356	$1,529,374

CDW Corp.	143,262	25,020,708

Corning, Inc.	1,489,441	60,918,137

Keysight Technologies, Inc.(1)	15,146	2,338,694

Knowles Corp.(1)	8,001	157,940

Littelfuse, Inc.	52,675	13,421,063

Littelfuse, Inc.(2)	39,181	9,977,436

TE Connectivity, Ltd.	59,321	8,020,793

Trimble, Inc.(1)	3,200	261,856

Vontier Corp.	3,985	129,831

Zebra Technologies Corp., Class A(1)	50,772	26,883,266

		$148,659,098

Energy Equipment & Services — 0.1%

ChampionX Corp.(1)	17,785	$456,185

Core Laboratories NV	16,652	648,595

Frank’s International NV(1)	1,500,000	4,545,000

Halliburton Co.	184,763	4,271,721

NOV, Inc.(1)	10,391	159,190

Schlumberger NV	843,897	27,013,143

Transocean, Ltd.(1)	3,548	16,037

		$37,109,871

Entertainment — 2.5%

Activision Blizzard, Inc.	241,143	$23,014,688

Electronic Arts, Inc.	149,619	21,519,701

Liberty Braves Group, Series A(1)	1,236	34,880

Liberty Braves Group, Series C(1)	2,473	68,675

Liberty Formula One Group, Series A(1)	2,380	101,459

Live Nation Entertainment, Inc.(1)	20,744	1,816,967

Security	Shares	Value

Entertainment (continued)

NetEase, Inc. ADR	510	$58,778

Netflix, Inc.(1)	212,647	112,322,272

ROBLOX Corp., Class A(1)	905,777	81,501,814

Spotify Technology S.A.(1)	87,019	23,981,566

Walt Disney Co. (The)(1)	3,144,032	552,626,505

Zynga, Inc., Class A(1)	193,100	2,052,653

		$819,099,958

Equity Real Estate Investment Trusts (REITs) — 0.1%

American Tower Corp.	56,694	$15,315,317

AvalonBay Communities, Inc.	7,000	1,460,830

Boston Properties, Inc.	60	6,876

Equinix, Inc.	700	561,820

Extra Space Storage, Inc.	1,800	294,876

Federal Realty Investment Trust	1,300	152,321

Host Hotels & Resorts, Inc.(1)	528,986	9,040,371

ProLogis, Inc.	40,593	4,852,081

Public Storage	1,989	598,073

Regency Centers Corp.	405	25,948

Simon Property Group, Inc.	25,563	3,335,460

		$35,643,973

Food & Staples Retailing — 1.4%

Costco Wholesale Corp.	947,261	$374,802,760

Kroger Co. (The)	154,886	5,933,683

Sprouts Farmers Market, Inc.(1)	750,036	18,638,395

Sysco Corp.	645,082	50,155,125

Walgreens Boots Alliance, Inc.	395,126	20,787,579

Walmart, Inc.	20,815	2,935,331

		$473,252,873

Food Products — 1.1%

Archer-Daniels-Midland Co.	137,778	$8,349,347

Campbell Soup Co.	748,065	34,104,283

Conagra Brands, Inc.	663,390	24,134,128

Flowers Foods, Inc.	586,273	14,187,807

General Mills, Inc.	136,948	8,344,242

Hain Celestial Group, Inc. (The)(1)	17,240	691,669

Hershey Co. (The)	219,063	38,156,393

Hormel Foods Corp.	358,454	17,116,179

JM Smucker Co. (The)	21,346	2,765,801

Kellogg Co.	68,039	4,376,949

Kraft Heinz Co. (The)	106,315	4,335,526

Lamb Weston Holdings, Inc.	126,408	10,196,069

McCormick & Co., Inc., Non Voting Shares	167,236	14,770,284

26	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Food Products (continued)

Mondelez International, Inc., Class A	898,094	$56,076,989

Nestle S.A.	1,118,348	139,398,786

Tyson Foods, Inc., Class A	27,528	2,030,465

		$379,034,917

Health Care Equipment & Supplies — 3.2%

Abbott Laboratories	2,027,949	$235,100,128

ABIOMED, Inc.(1)	100,852	31,476,918

Alcon, Inc.	22,924	1,610,640

Align Technology, Inc.(1)	18,700	11,425,700

Avanos Medical, Inc.(1)	542	19,712

Baxter International, Inc.	39,178	3,153,829

Becton, Dickinson and Co.	119,149	28,975,845

Boston Scientific Corp.(1)	444,159	18,992,239

Danaher Corp.	179,596	48,196,383

DexCom, Inc.(1)	95,592	40,817,784

DexCom, Inc.(1)(2)	30,000	12,810,000

Edwards Lifesciences Corp.(1)	31,284	3,240,084

Hill-Rom Holdings, Inc.	36,482	4,143,990

IDEXX Laboratories, Inc.(1)	15,181	9,587,561

Inari Medical, Inc.(1)	315,040	29,386,931

Insulet Corp.(1)	9,898	2,717,100

Integra LifeSciences Holdings Corp.(1)	1,825,898	124,599,279

Integra LifeSciences Holdings Corp.(1)(2)	200,000	13,648,000

Integra LifeSciences Holdings Corp.(1)(2)	200,000	13,648,000

Integra LifeSciences Holdings Corp.(1)(2)	730,000	49,802,746

Intuitive Surgical, Inc.(1)	173,775	159,810,441

Medtronic PLC	545,255	67,682,503

Penumbra, Inc.(1)	91,462	25,066,076

ResMed, Inc.	21,670	5,342,088

Smith & Nephew PLC ADR	5,500	238,920

Stryker Corp.	317,404	82,439,341

Teleflex, Inc.	14,325	5,755,642

West Pharmaceutical Services, Inc.	10,633	3,818,310

Zimmer Biomet Holdings, Inc.	152,758	24,566,542

		$1,058,072,732

Health Care Providers & Services — 2.0%

Acadia Healthcare Co., Inc.(1)	32,000	$2,008,000

Anthem, Inc.	145,784	55,660,331

Cardinal Health, Inc.	29,103	1,661,490

Centene Corp.(1)	167,893	12,244,437

Cigna Corp.	39,815	9,438,942

Cigna Corp.(2)	7,416	1,758,111

Covetrus, Inc.(1)	10,538	284,526

Security	Shares	Value

Health Care Providers & Services (continued)

CVS Health Corp.	1,284,025	$107,139,046

DaVita, Inc.(1)	157,055	18,914,134

Guardant Health, Inc.(1)	145,805	18,107,523

HCA Healthcare, Inc.	188,518	38,974,211

Henry Schein, Inc.(1)	26,416	1,959,803

Humana, Inc.	2,441	1,080,680

Laboratory Corp. of America Holdings(1)	745	205,508

McKesson Corp.	150,389	28,760,392

Molina Healthcare, Inc.(1)	18,585	4,703,120

Oak Street Health, Inc.(1)	744,379	43,598,278

Progyny, Inc.(1)	15,525	915,975

UnitedHealth Group, Inc.	809,368	324,103,322

		$671,517,829

Health Care Technology — 0.0%(3)

Cerner Corp.	18,346	$1,433,923

Inovalon Holdings, Inc., Class A(1)	65,580	2,234,966

Teladoc Health, Inc.(1)	35,751	5,945,034

Veeva Systems, Inc., Class A(1)	10,447	3,248,495

		$12,862,418

Hotels, Restaurants & Leisure — 3.4%

Airbnb, Inc., Class A(1)	236,236	$36,177,181

Aramark	148,020	5,513,745

Booking Holdings, Inc.(1)	51,994	113,767,552

Carnival Corp.(1)	22,069	581,739

Chipotle Mexican Grill, Inc.(1)	121,117	187,772,530

Choice Hotels International, Inc.	49,631	5,899,141

Darden Restaurants, Inc.	66,414	9,695,780

Domino’s Pizza, Inc.	2,815	1,313,169

Expedia Group, Inc.(1)	2,730	446,928

Hilton Worldwide Holdings, Inc.(1)	106,201	12,809,965

Hyatt Hotels Corp., Class A(1)	1,353,442	105,081,237

Marriott International, Inc., Class A(1)	1,575,495	215,086,577

McDonald’s Corp.	110,004	25,409,824

MGM Resorts International	892,202	38,052,415

Penn National Gaming, Inc.(1)	30,956	2,367,824

Royal Caribbean Cruises, Ltd.(1)	1,900	162,032

Starbucks Corp.	2,600,074	290,714,274

Texas Roadhouse, Inc.	416,807	40,096,833

Yum China Holdings, Inc.	375,464	24,874,490

Yum! Brands, Inc.	131,576	15,135,187

		$1,130,958,423

27	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Household Durables — 0.2%

D.R. Horton, Inc.	19,682	$1,778,662

Leggett & Platt, Inc.	92,079	4,770,613

Lennar Corp., Class A	48,688	4,837,153

Lennar Corp., Class B	21	1,710

Mohawk Industries, Inc.(1)	15,540	2,986,633

Newell Brands, Inc.	123,465	3,391,584

NVR, Inc.(1)	1,822	9,061,353

PulteGroup, Inc.	222,055	12,117,541

Tempur Sealy International, Inc.	540,100	21,166,519

Toll Brothers, Inc.	4,378	253,092

Whirlpool Corp.	1,646	358,861

		$60,723,721

Household Products — 1.6%

Church & Dwight Co., Inc.	179,764	$15,319,488

Church & Dwight Co., Inc.(2)	17,504	1,491,691

Clorox Co. (The)	20,683	3,721,078

Colgate-Palmolive Co.	2,441,991	198,655,968

Energizer Holdings, Inc.	10,496	451,118

Kimberly-Clark Corp.	91,950	12,301,071

Procter & Gamble Co. (The)	2,166,604	292,339,878

		$524,280,292

Independent Power and Renewable Electricity Producers — 0.0%(3)

AES Corp. (The)	1,730	$45,101

		$45,101

Industrial Conglomerates — 1.0%

3M Co.	759,503	$150,860,081

Carlisle Cos., Inc.	71,809	13,742,806

General Electric Co.	5,798,038	78,041,592

Honeywell International, Inc.	392,682	86,134,797

Roper Technologies, Inc.	21,082	9,912,756

		$338,692,032

Insurance — 1.2%

Aegon NV ADR	5	$21

Aflac, Inc.	845,173	45,351,983

Alleghany Corp.(1)	3,985	2,658,274

Allstate Corp. (The)	20,676	2,696,977

American International Group, Inc.	136,814	6,512,346

Aon PLC, Class A	169,932	40,572,964

Arch Capital Group, Ltd.(1)	261,017	10,164,002

Arthur J. Gallagher & Co.	501,294	70,221,264

Assurant, Inc.	13,599	2,123,892

Security	Shares	Value

Insurance (continued)

Brighthouse Financial, Inc.(1)	936	$42,625

Brookfield Asset Management Reinsurance Partners, Ltd., Class A(1)	1,615	84,019

Brown & Brown, Inc.	407	21,628

Chubb, Ltd.	45,057	7,161,360

Cincinnati Financial Corp.	65,321	7,617,735

Fidelity National Financial, Inc.	57,654	2,505,643

First American Financial Corp.	1,227	76,503

Globe Life, Inc.	62,917	5,992,844

Hartford Financial Services Group, Inc.	186,669	11,567,878

Lincoln National Corp.	5,477	344,175

Markel Corp.(1)	19,895	23,609,595

Marsh & McLennan Cos., Inc.	226,689	31,890,609

MetLife, Inc.	18,750	1,122,188

Progressive Corp. (The)	983,264	96,566,357

Prudential Financial, Inc.	21,659	2,219,398

Reinsurance Group of America, Inc.	6,425	732,450

Travelers Cos., Inc. (The)	146,715	21,964,703

Trisura Group, Ltd.(1)	124	16,348

W.R. Berkley Corp.	2,250	167,468

Willis Towers Watson PLC	70	16,101

		$394,021,350

Interactive Media & Services — 9.9%

Alphabet, Inc., Class A(1)	316,180	$772,045,162

Alphabet, Inc., Class C(1)	426,186	1,068,158,495

Baidu, Inc. ADR(1)	140,152	28,576,993

CarGurus, Inc.(1)	37,803	991,573

Cars.com, Inc.(1)	400	5,732

Facebook, Inc., Class A(1)	2,991,773	1,040,269,390

IAC/InterActiveCorp.(1)	13,258	2,043,986

Match Group, Inc.(1)	269,254	43,417,208

Match Group, Inc.(1)(2)	260,261	41,967,086

Pinterest, Inc., Class A(1)	2,540,426	200,566,633

Snap, Inc., Class A(1)	159,924	10,897,221

Snap, Inc., Class A(1)(2)	469,399	31,975,252

Twitter, Inc.(1)	550,534	37,882,244

Vimeo, Inc.(1)	10,844	531,356

Yelp, Inc.(1)	149,508	5,974,340

Zillow Group, Inc., Class A(1)	10,638	1,303,474

Zillow Group, Inc., Class C(1)	21,276	2,600,353

		$3,289,206,498

Internet & Direct Marketing Retail — 4.7%

Alibaba Group Holding, Ltd. ADR(1)	295,757	$67,071,773

Altaba, Inc.(5)	114,070	1,642,608

28	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Internet & Direct Marketing Retail (continued)

Amazon.com, Inc.(1)	413,315	$1,421,869,730

DoorDash, Inc., Class A(1)	133,033	23,723,775

eBay, Inc.	255,728	17,954,663

Qurate Retail, Inc., Series A	99,802	1,306,408

Trip.com Group, Ltd. ADR(1)	5,200	184,392

Wayfair, Inc., Class A(1)	66,628	21,035,126

		$1,554,788,475

IT Services — 5.2%

Accenture PLC, Class A	1,004,131	$296,007,778

Affirm Holdings, Inc.(1)	22,252	1,498,672

Akamai Technologies, Inc.(1)	239,108	27,879,993

Alliance Data Systems Corp.	686	71,474

Amdocs, Ltd.	43,944	3,399,508

Automatic Data Processing, Inc.	301,636	59,910,942

Broadridge Financial Solutions, Inc.	95,902	15,491,050

CGI, Inc.(1)	200	18,120

Cognizant Technology Solutions Corp., Class A	24,658	1,707,813

Fidelity National Information Services, Inc.	18,757	2,657,304

Fiserv, Inc.(1)	656,794	70,204,711

Gartner, Inc.(1)	1,200	290,640

Global Payments, Inc.	40,158	7,531,231

International Business Machines Corp.	665,242	97,517,825

Jack Henry & Associates, Inc.	2,196	359,068

Mastercard, Inc., Class A	203,138	74,163,652

Okta, Inc.(1)	319,829	78,255,760

Paychex, Inc.	14,638	1,570,657

PayPal Holdings, Inc.(1)	1,094,481	319,019,322

Sabre Corp.(1)	157,290	1,962,979

Shopify, Inc., Class A(1)	12,524	18,297,314

Snowflake, Inc., Class A(1)	125,608	30,372,014

Square, Inc., Class A(1)	434,159	105,847,964

Twilio, Inc., Class A(1)	555,411	218,920,800

VeriSign, Inc.(1)	5,654	1,287,359

Visa, Inc., Class A	1,195,893	279,623,701

Visa, Inc., Class A(2)	29,956	7,002,036

Western Union Co. (The)	27,606	634,110

		$1,721,503,797

Leisure Products — 0.2%

Callaway Golf Co.(1)	1,165,163	$39,300,948

Hasbro, Inc.	1,383	130,721

Mattel, Inc.(1)	3,941	79,214

Polaris, Inc.	74,398	10,189,550

		$49,700,433

Security	Shares	Value

Life Sciences Tools & Services — 0.9%

10X Genomics, Inc., Class A(1)	527,021	$103,201,252

Agilent Technologies, Inc.	675,692	99,874,035

Avantor, Inc.(1)	120,000	4,261,200

Illumina, Inc.(1)	86,695	41,024,941

IQVIA Holdings, Inc.(1)	57,487	13,930,250

Mettler-Toledo International, Inc.(1)	1,000	1,385,340

NeoGenomics, Inc.(1)	155,234	7,011,920

PerkinElmer, Inc.	10,025	1,547,960

Thermo Fisher Scientific, Inc.	59,608	30,070,448

Waters Corp.(1)	730	252,295

		$302,559,641

Machinery — 1.7%

Caterpillar, Inc.	385,777	$83,956,649

Caterpillar, Inc.(2)	6,950	1,512,113

Cummins, Inc.	1,578	384,732

Deere & Co.	199,237	70,272,882

Donaldson Co., Inc.	129,828	8,247,973

Dover Corp.	387,429	58,346,807

Fortive Corp.	30,876	2,153,292

Illinois Tool Works, Inc.	1,060,219	237,022,560

Ingersoll Rand, Inc.(1)	166,216	8,113,003

Lincoln Electric Holdings, Inc.	53,660	7,067,559

Manitowoc Co., Inc. (The)(1)	11,435	280,157

Middleby Corp.(1)	2,000	346,520

Otis Worldwide Corp.	431,486	35,282,610

PACCAR, Inc.	186,094	16,608,889

Parker-Hannifin Corp.	25,755	7,909,618

Pentair PLC	75	5,062

Snap-on, Inc.	29,674	6,630,062

Stanley Black & Decker, Inc.	288	59,037

Trinity Industries, Inc.	11,100	298,479

Welbilt, Inc.(1)	45,741	1,058,904

Westinghouse Air Brake Technologies Corp.	14,094	1,159,936

Xylem, Inc.	99,329	11,915,507

		$558,632,351

Media — 0.3%

Comcast Corp., Class A	1,193,814	$68,071,274

Discovery, Inc., Class A(1)	103,489	3,175,043

Discovery, Inc., Class C(1)	255,207	7,395,899

Fox Corp., Class A	50,412	1,871,798

Interpublic Group of Cos., Inc. (The)	976	31,710

Liberty Broadband Corp., Series A(1)	1	168

Liberty Broadband Corp., Series C(1)	1	174

News Corp., Class A	32,024	825,258

29	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Media (continued)

Omnicom Group, Inc.	31,882	$2,550,241

Sirius XM Holdings, Inc.	53,280	348,451

TEGNA, Inc.	1,201	22,531

ViacomCBS, Inc., Class B	612,221	27,672,389

		$111,964,936

Metals & Mining — 0.2%

Alcoa Corp.(1)	5,862	$215,956

Arconic Corp.(1)	1	35

Cleveland-Cliffs, Inc.(1)	527,743	11,378,139

Freeport-McMoRan, Inc.	85,788	3,183,593

Glencore PLC	598,405	2,568,408

Newmont Corp.	103	6,528

Nucor Corp.	236,089	22,648,018

Steel Dynamics, Inc.	232,124	13,834,590

		$53,835,267

Multi-Utilities — 0.1%

Consolidated Edison, Inc.	53,943	$3,868,792

Dominion Energy, Inc.	13,510	993,931

DTE Energy Co.	77,124	9,995,270

NiSource, Inc.	828	20,286

Sempra Energy	66,344	8,789,253

WEC Energy Group, Inc.	15,006	1,334,784

		$25,002,316

Multiline Retail — 0.1%

Dollar General Corp.	347	$75,087

Dollar Tree, Inc.(1)	147,240	14,650,380

Nordstrom, Inc.(1)	3,192	116,732

Target Corp.	39,291	9,498,206

		$24,340,405

Oil, Gas & Consumable Fuels — 1.7%

Antero Resources Corp.(1)	1,341,986	$20,170,050

Cheniere Energy, Inc.(1)	584,059	50,661,278

Chevron Corp.	998,127	104,543,822

ConocoPhillips	365,129	22,236,356

Devon Energy Corp.	33,163	968,028

Enbridge, Inc.	179	7,167

EOG Resources, Inc.	957,359	79,882,035

EQT Corp.(1)	180,474	4,017,351

Equitrans Midstream Corp.	144,379	1,228,665

Exxon Mobil Corp.	3,166,384	199,735,503

Hess Corp.	345,646	30,181,809

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)

HollyFrontier Corp.	9,171	$301,726

Kinder Morgan, Inc.	112,401	2,049,070

Marathon Oil Corp.	103,737	1,412,898

Marathon Petroleum Corp.	193,112	11,667,827

Murphy Oil Corp.	84,776	1,973,585

Occidental Petroleum Corp.	23,211	725,808

Phillips 66	196,620	16,873,928

Pioneer Natural Resources Co.	22,600	3,672,952

Range Resources Corp.(1)	664,831	11,142,567

Southwestern Energy Co.(1)	486	2,756

Valero Energy Corp.	14,559	1,136,767

Williams Cos., Inc. (The)	20,025	531,664

		$565,123,612

Personal Products — 0.1%

Estee Lauder Cos., Inc. (The), Class A	44,962	$14,301,513

Unilever PLC ADR	69,397	4,059,724

		$18,361,237

Pharmaceuticals — 4.2%

AstraZeneca PLC ADR	217,956	$13,055,564

Bausch Health Cos., Inc.(1)	4,389	128,685

Bristol-Myers Squibb Co.	2,353,467	157,258,665

Catalent, Inc.(1)	45,943	4,967,357

Eli Lilly & Co.	2,287,182	524,954,013

GlaxoSmithKline PLC ADR	4,710	187,552

Johnson & Johnson	2,578,423	424,769,405

Mallinckrodt PLC(1)	6	2

Merck & Co., Inc.	1,785,137	138,830,105

Novartis AG ADR	130,348	11,892,952

Novo Nordisk A/S ADR	68,921	5,773,512

Organon & Co.(1)	176,682	5,346,397

Pfizer, Inc.	2,286,406	89,535,659

Reata Pharmaceuticals, Inc., Class A(1)	4,694	664,342

Roche Holding AG ADR	35,808	1,682,618

Sanofi ADR	5,100	268,566

Takeda Pharmaceutical Co., Ltd. ADR	31,905	536,961

Teva Pharmaceutical Industries, Ltd. ADR(1)	5,106	50,549

Viatris, Inc.	144,537	2,065,434

Zoetis, Inc.	1,198	223,259

Zoetis, Inc.(2)	54,359	10,122,239

		$1,392,313,836

Professional Services — 0.3%

ASGN, Inc.(1)	265,323	$25,717,758

Booz Allen Hamilton Holding Corp., Class A	80,054	6,819,000

30	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Professional Services (continued)

CACI International, Inc., Class A(1)	13,584	$3,465,550

CACI International, Inc., Class A(1)(2)	6,200	1,580,953

Equifax, Inc.	8,854	2,120,622

IHS Markit, Ltd.	423	47,655

Jacobs Engineering Group, Inc.	85,615	11,422,753

Nielsen Holdings PLC	56,522	1,394,398

Thomson Reuters Corp.	121,293	12,046,821

Verisk Analytics, Inc.	109,263	19,090,431

		$83,705,941

Road & Rail — 1.5%

Canadian National Railway Co.	163,374	$17,239,224

Canadian Pacific Railway, Ltd.	960	73,834

CSX Corp.	2,149,428	68,953,650

J.B. Hunt Transport Services, Inc.	10,348	1,686,207

Kansas City Southern	7,899	2,238,340

Lyft, Inc., Class A(1)	160,326	9,696,516

Norfolk Southern Corp.	346,504	91,965,627

Uber Technologies, Inc.(1)	3,699,519	185,419,892

Union Pacific Corp.	585,529	128,775,393

		$506,048,683

Semiconductors & Semiconductor Equipment — 6.5%

Advanced Micro Devices, Inc.(1)	26,990	$2,535,171

Analog Devices, Inc.	641,948	110,517,768

Applied Materials, Inc.	270,251	38,483,742

ASML Holding NV - NY Shares	12,572	8,685,240

Broadcom, Inc.	101,985	48,630,527

Broadcom, Inc.(2)	14,025	6,687,681

Cirrus Logic, Inc.(1)	50,300	4,281,536

Intel Corp.	7,586,332	425,896,679

KLA Corp.	225	72,947

Lam Research Corp.	83,655	54,434,309

Marvell Technology, Inc.	95,691	5,581,656

Microchip Technology, Inc.	563,412	84,365,313

Micron Technology, Inc.(1)	386,110	32,811,628

NVIDIA Corp.	644,563	515,714,856

NXP Semiconductors NV	14,754	3,035,193

Qorvo, Inc.(1)	13,586	2,658,101

QUALCOMM, Inc.	4,100,852	586,134,776

Silicon Laboratories, Inc.(1)	67,435	10,334,414

Skyworks Solutions, Inc.	1,000	191,750

Teradyne, Inc.	1,200	160,752

Texas Instruments, Inc.	1,076,294	206,971,336

Xilinx, Inc.	15,258	2,206,917

		$2,150,392,292

Security	Shares	Value

Software — 9.5%

Adobe, Inc.(1)	409,097	$239,583,567

ANSYS, Inc.(1)	150,274	52,154,095

Autodesk, Inc.(1)	27,787	8,111,025

Box, Inc., Class A(1)	106,049	2,709,552

Cadence Design Systems, Inc.(1)	706,320	96,638,702

CDK Global, Inc.	3	149

Check Point Software Technologies, Ltd.(1)	151,951	17,646,070

Citrix Systems, Inc.	11,798	1,383,552

Coupa Software, Inc.(1)	54,504	14,286,043

Crowdstrike Holdings, Inc., Class A(1)	433,003	108,817,984

DocuSign, Inc.(1)	1,156,276	323,260,081

Dropbox, Inc., Class A(1)	3,191,403	96,731,425

Envestnet, Inc.(1)	41,786	3,169,886

FireEye, Inc.(1)	331,973	6,712,494

Fortinet, Inc.(1)	26,891	6,405,167

Guidewire Software, Inc.(1)	67,562	7,615,589

Intuit, Inc.	109,794	53,817,725

Manhattan Associates, Inc.(1)	67,017	9,706,742

Microsoft Corp.	4,364,269	1,182,280,472

NortonLifeLock, Inc.	121,379	3,303,936

Nuance Communications, Inc.(1)	9,702	528,177

Nutanix, Inc., Class A(1)	18,402	703,324

Oracle Corp.	374,251	29,131,698

Palantir Technologies, Inc., Class A(1)	3,121,678	82,287,432

Palo Alto Networks, Inc.(1)	295,799	109,756,219

Paycom Software, Inc.(1)	552,844	200,942,209

Proofpoint, Inc.(1)	60,744	10,554,877

RingCentral, Inc., Class A(1)	18,835	5,473,074

salesforce.com, inc.(1)	293,201	71,620,208

SAP SE ADR	2,796	392,726

ServiceNow, Inc.(1)	227,151	124,830,832

Slack Technologies, Inc., Class A(1)	95,422	4,227,195

Smartsheet, Inc., Class A(1)	227,811	16,475,292

Splunk, Inc.(1)	412,415	59,626,961

Synopsys, Inc.(1)	34,898	9,624,519

Teradata Corp.(1)	318	15,891

Tyler Technologies, Inc.(1)	232,333	105,100,479

Workday, Inc., Class A(1)	241,399	57,631,597

Zscaler, Inc.(1)	57,211	12,361,009

Zscaler, Inc.(1)(2)	10,000	2,159,196

		$3,137,777,171

Specialty Retail — 2.2%

Advance Auto Parts, Inc.	16,346	$3,353,219

AutoNation, Inc.(1)	18,322	1,737,109

AutoZone, Inc.(1)	2,520	3,760,394

31	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Specialty Retail (continued)

Bed Bath & Beyond, Inc.(1)	22,000	$732,380

Best Buy Co., Inc.	343,446	39,489,421

Burlington Stores, Inc.(1)	22,038	7,096,016

CarMax, Inc.(1)	23,926	3,090,043

Dick’s Sporting Goods, Inc.	72,500	7,263,775

Gap, Inc. (The)	75,000	2,523,750

Home Depot, Inc. (The)	115,335	36,779,178

L Brands, Inc.	265,335	19,120,040

Lowe’s Cos., Inc.	1,022,349	198,305,036

O’Reilly Automotive, Inc.(1)	191,239	108,281,434

O’Reilly Automotive, Inc.(1)(2)	59,492	33,669,807

Ross Stores, Inc.	580,713	72,008,412

Signet Jewelers, Ltd.(1)	65,986	5,331,009

TJX Cos., Inc. (The)	1,694,230	114,224,987

Tractor Supply Co.	248,739	46,280,378

Ulta Beauty, Inc.(1)	96,955	33,524,130

		$736,570,518

Technology Hardware, Storage & Peripherals — 4.5%

Apple, Inc.	10,581,475	$1,449,238,816

Dell Technologies, Inc., Class C(1)	2,415	240,703

Hewlett Packard Enterprise Co.	388,878	5,669,841

Logitech International S.A.	2,406	290,934

NCR Corp.(1)	118	5,382

NetApp, Inc.	78,200	6,398,324

Pure Storage, Inc., Class A(1)	1,300,000	25,389,000

		$1,487,233,000

Textiles, Apparel & Luxury Goods — 1.5%

Hanesbrands, Inc.	221,909	$4,143,041

Kontoor Brands, Inc.	37,542	2,117,744

Levi Strauss & Co., Class A	168,000	4,656,960

Lululemon Athletica, Inc.(1)	3,311	1,208,416

NIKE, Inc., Class B	2,921,751	451,381,312

Skechers USA, Inc., Class A(1)	100,000	4,983,000

Skechers USA, Inc., Class A(1)(2)	45,345	2,258,412

Tapestry, Inc.(1)	522	22,696

VF Corp.	304,553	24,985,528

		$495,757,109

Thrifts & Mortgage Finance — 0.0%(3)

Essent Group, Ltd.	96,312	$4,329,224

		$4,329,224

Security	Shares	Value

Tobacco — 0.5%

Altria Group, Inc.	928,143	$44,253,858

British American Tobacco PLC ADR	3	118

Philip Morris International, Inc.	1,183,087	117,255,753

		$161,509,729

Trading Companies & Distributors — 0.3%

Fastenal Co.	1,678,096	$87,260,992

NOW, Inc.(1)	944	8,958

United Rentals, Inc.(1)	6,466	2,062,719

W.W. Grainger, Inc.	9,230	4,042,740

		$93,375,409

Water Utilities — 0.0%(3)

American Water Works Co., Inc.	16,876	$2,601,098

		$2,601,098

Wireless Telecommunication Services — 0.0%(3)

America Movil SAB de CV, Series L ADR	15,204	$228,060

Rogers Communications, Inc., Class B	750	39,855

Vodafone Group PLC ADR	5	86

		$268,001

Total Common Stocks (identified cost $14,554,026,799)		$33,019,003,752

Preferred Stocks — 0.0%(3)
Security	Shares	Value

Internet & Direct Marketing Retail — 0.0%(3)

Qurate Retail, Inc., Series A, 8.00%	2,994	$324,101

Total Preferred Stocks (identified cost $168,592)		$324,101

Warrants — 0.0%(3)
Security	Shares	Value

Oil, Gas & Consumable Fuels — 0.0%(3)

Occidental Petroleum Corp., Exp. 8/3/27(1)	2,853	$39,685

Total Warrants (identified cost $14,122)		$39,685

32	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2021

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.5%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.05%(6)	168,877,265	$168,877,265

Total Short-Term Investments (identified cost $168,876,272)		$168,877,265

Total Investments — 100.0% (identified cost $14,723,085,785)		$33,188,244,803

Other Assets, Less Liabilities — 0.0%(3)		$7,781,668

Net Assets — 100.0%		$33,196,026,471

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Restricted security (see Note 5).

(3)	Amount is less than 0.05%.

(4)	Represents an investment in an issuer that is deemed to be an affiliate effective March 1, 2021 (see Note 7).

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(6)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2021.

Abbreviations:

ADR	–	American Depositary Receipt

33	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2021

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2021

Unaffiliated investments, at value (identified cost, $14,461,090,952)	$32,794,900,791

Affiliated investments, at value (identified cost, $261,994,833)	393,344,012

Cash	91,156

Dividends receivable	13,956,656

Dividends receivable from affiliated investments	7,005

Receivable for investments sold	4,981,656

Tax reclaims receivable	2,036,166

Total assets	$33,209,317,442

Liabilities

Payable to affiliates:

Investment adviser fee	$10,871,799

Trustees’ fees	27,125

Accrued expenses	2,392,047

Total liabilities	$13,290,971

Commitments and contingencies (Note 9)

Net Assets applicable to investors’ interest in Portfolio	$33,196,026,471

34	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2021

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2021

Dividends (net of foreign taxes, $2,232,557)	$172,106,554

Dividends from affiliated investments	974,471

Total investment income	$173,081,025

Expenses

Investment adviser fee	$61,717,653

Trustees’ fees and expenses	54,250

Custodian fee	1,851,489

Professional fees	310,429

Miscellaneous	403,455

Total expenses	$64,337,276

Net investment income	$108,743,749

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions(1)	$348,431,334

Investment transactions — affiliated investments(1)	10,137,238

Foreign currency transactions	(3,999)

Net realized gain	$358,564,573

Change in unrealized appreciation (depreciation) —

Investments	$3,698,967,736

Investments — affiliated investments	27,769,991

Foreign currency	(86,875)

Net change in unrealized appreciation (depreciation)	$3,726,650,852

Net realized and unrealized gain	$4,085,215,425

Net increase in net assets from operations	$4,193,959,174

(1)	Aggregate amount includes $362,340,517 of net realized gains from redemptions in-kind.

35	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2021

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

From operations —

Net investment income	$108,743,749	$242,011,047

Net realized gain	358,564,573	582,853,151

Net change in unrealized appreciation (depreciation)	3,726,650,852	4,456,295,637

Net increase in net assets from operations	$4,193,959,174	$5,281,159,835

Capital transactions —

Contributions	$1,843,671,385	$1,891,540,171

Withdrawals	(828,318,212)	(1,199,338,464)

Net increase in net assets from capital transactions	$1,015,353,173	$692,201,707

Net increase in net assets	$5,209,312,347	$5,973,361,542

Net Assets

At beginning of period	$27,986,714,124	$22,013,352,582

At end of period	$33,196,026,471	$27,986,714,124

36	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2021

Financial Highlights

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Ratios/Supplemental Data			2020	2019	2018	2017		2016

Ratios (as a percentage of average daily net assets):

Expenses	0.43	%(1)	0.44%	0.45%	0.46%	0.46%		0.47%

Net investment income	0.73	%(1)	1.07%	1.28%	1.25%	1.33%		1.48%

Portfolio Turnover(2)	0	%(3)(4)	1%	1%	1%	0	%(3)	1%

Total Return	14.90	%(4)	23.42%	29.87%	(5.02)%	22.76%		9.06%

Net assets, end of period (000’s omitted)	$33,196,026		$27,986,714	$22,013,353	$16,016,046	$16,224,690		$12,577,024

(1)	Annualized.

(2)

Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The portfolio turnover of the Portfolio including in-kind contributions and distributions of securities was 2%, 6%, 6%, 6%, 5% and 6% for the six months ended June 30, 2021 and the years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively.

(3)	Amount is less than 0.5%.

(4)	Not annualized.

37	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Portfolio

June 30, 2021

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Tax-Managed Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns for interestholders through investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2021, Eaton Vance Tax-Managed Growth Fund 1.0, Eaton Vance Tax-Managed Growth Fund 1.1, Eaton Vance Tax-Managed Growth Fund 1.2 and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 4.0%, 6.8%, 3.6%, and 0.8% respectively, in the Portfolio. In addition, an unregistered fund managed by the adviser to the Portfolio held an aggregate interest of 84.8% in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.”

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such reclaims. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

38

Eaton Vance

Tax-Managed Growth Portfolio

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

As of June 30, 2021, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to June 30, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR) as compensation for investment advisory services rendered to the Portfolio. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and BMR became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Portfolio entered into a new investment advisory agreement (the “New Agreement”) with BMR, which took effect on March 1, 2021. Pursuant to the New Agreement (and the Portfolio’s investment advisory agreement with BMR in effect prior to March 1, 2021), the investment adviser fee is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to $500 million and is payable monthly. The advisory fee on net assets of $500 million or more is reduced as follows:

Average Daily Net Assets	Annual Fee Rate (for each level)

$500 million but less than $1 billion	0.5625%

$1 billion but less than $1.5 billion	0.5000%

$1.5 billion but less than $7 billion	0.4375%

$7 billion but less than $10 billion	0.4250%

$10 billion but less than $15 billion	0.4125%

$15 billion but less than $20 billion	0.4000%

$20 billion but less than $25 billion	0.3900%

$25 billion and over	0.3800%

For the six months ended June 30, 2021, the Portfolio’s investment adviser fee amounted to $61,717,653 or 0.41% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Officers and Trustees of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

39

Eaton Vance

Tax-Managed Growth Portfolio

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $84,834,779 and $23,831,728, respectively, for the six months ended June 30, 2021. In addition, investors contributed securities with an aggregate market value of $1,835,042,177 and investments having an aggregate market value of $716,882,921 were distributed in payment for capital withdrawals during the six months ended June 30, 2021.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,948,941,996

Gross unrealized appreciation	$29,256,103,525

Gross unrealized depreciation	(16,800,718)

Net unrealized appreciation	$29,239,302,807

5  Restricted Securities

At June 30, 2021, the Portfolio owned the following securities (representing 0.9% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Common Stocks	Date of Acquisition	Eligible for Resale	Shares	Cost	Value

Arista Networks, Inc.	12/17/20	12/17/21	105,064	$30,000,276	$38,065,738

Arista Networks, Inc.	3/18/21	3/18/22	72,500	20,964,888	26,260,252

Broadcom, Inc.	12/17/20	12/17/21	14,025	5,955,945	6,687,681

CACI International, Inc., Class A	6/17/21	6/17/22	6,200	1,636,477	1,580,953

Caterpillar, Inc.	3/18/21	3/18/22	6,950	1,622,835	1,512,113

Church & Dwight Co., Inc.	12/17/20	12/17/21	17,504	1,516,161	1,491,691

Cigna Corp.	12/17/20	12/17/21	7,416	1,500,098	1,758,111

DexCom, Inc.	9/17/20	9/17/21	30,000	11,808,737	12,810,000

Exact Sciences Corp.	6/17/21	6/17/22	8,313	1,000,068	1,032,717

Integra LifeSciences Holdings Corp.	9/17/20	9/17/21	200,000	9,395,300	13,648,000

Integra LifeSciences Holdings Corp.	12/17/20	12/17/21	200,000	12,154,703	13,648,000

Integra LifeSciences Holdings Corp.	3/18/21	3/18/22	730,000	49,717,329	49,802,746

Linde PLC	9/17/20	9/17/21	12,068	3,000,148	3,488,859

Littelfuse, Inc.	6/17/21	6/17/22	39,181	10,000,149	9,977,436

Match Group, Inc.	12/17/20	12/17/21	260,261	40,028,133	41,967,086

Northrop Grumman Corp.	9/17/20	9/17/21	2,913	1,000,028	1,058,672

O’Reilly Automotive, Inc.	6/17/21	6/17/22	59,492	31,782,975	33,669,807

Skechers USA, Inc., Class A	6/17/21	6/17/22	45,345	2,232,125	2,258,412

Snap, Inc., Class A	3/18/21	3/18/22	469,399	30,000,055	31,975,252

Visa, Inc., Class A	3/18/21	3/18/22	29,956	6,676,445	7,002,036

Zoetis, Inc.	6/17/21	6/17/22	54,359	10,000,029	10,122,239

Zscaler, Inc.	6/17/21	6/17/22	10,000	2,121,320	2,159,196

Total Restricted Securities				$284,114,224	$311,976,997

40

Eaton Vance

Tax-Managed Growth Portfolio

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2021.

7  Investments in Affiliated Issuers and Funds

At June 30, 2021, the value of the Portfolio’s investment in affiliated issuers and funds was $393,344,012, which represents 1.2% of the Portfolio’s net assets. Transactions in affiliated issuers and funds by the Portfolio for the six months ended June 30, 2021 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares/ Units, end of period

Common Stocks

Morgan Stanley(1)	$—	$—	$(19,197,725)	$10,137,238	$27,768,998	$224,466,747	$898,290	2,448,105

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$202,615,051	$168,199,148	$(201,937,927)	$—	$993	$168,877,265	$76,181	168,877,265

				$10,137,238	$27,769,991	$393,344,012	$974,471

(1)	Affiliated issuer as of March 1, 2021.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

41

Eaton Vance

Tax-Managed Growth Portfolio

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

At June 30, 2021, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks

Communication Services	$4,256,938,176	$31,975,252		$—	$4,288,913,428

Consumer Discretionary	4,288,272,177	35,928,219		1,642,608	4,325,843,004

Consumer Staples	2,021,757,306	139,398,786		—	2,161,156,092

Energy	602,233,483	—		—	602,233,483

Financials	4,550,435,897	13,276,069		—	4,563,711,966

Health Care	4,228,449,857	60,957,702		—	4,289,407,559

Industrials	2,947,946,277	3,093,066		—	2,951,039,343

Information Technology	9,168,074,772	45,398,920		—	9,213,473,692

Materials	481,715,245	2,568,408		—	484,283,653

Real Estate	35,643,973	—		—	35,643,973

Utilities	103,297,559	—		—	103,297,559

Total Common Stocks	$32,684,764,722	$332,596,422	**	$1,642,608	$33,019,003,752

Preferred Stocks	$324,101	$—		$—	$324,101

Warrants	39,685	—		—	39,685

Short-Term Investments	—	168,877,265		—	168,877,265

Total Investments	$32,685,128,508	$501,473,687		$1,642,608	$33,188,244,803

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2021 is not presented.

9  Legal Proceedings

In November 2010, the Portfolio was named as defendant and a putative member of the proposed defendant class of shareholders in the case entitled Official Committee of Unsecured Creditors (UCC) of the Tribune Company v. FitzSimons, et al. (the “FitzSimons action”) as a result of its ownership of shares in the Tribune Company (Tribune) in 2007 when Tribune effected a leveraged buyout transaction (LBO) and was converted to a privately held company. The UCC, which was replaced by a Litigation Trustee pursuant to Tribune’s plan of reorganization, seeks to recover payments of the proceeds of the LBO. The FitzSimons action is part of a multi-district litigation proceeding in the Southern District of New York. This action was dismissed by the District Court in January 2017, and the dismissal is currently on appeal in the Second Circuit Court of Appeals. The value of the proceeds received by the Portfolio is approximately $48,237,000 (equal to 0.1% of net assets at June 30, 2021). The Portfolio cannot predict the outcome of the FitzSimons action or the effect, if any, on the Portfolio’s net asset value.

In June 2011, a group of Tribune creditors also filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the LBO (the “SLFC actions”). The Portfolio was named as a defendant in one of the SLFC actions filed in United States District Court — District of Massachusetts by Deutsche Bank Trust Co. Americas which sought to recover the proceeds received in connection with the LBO from former shareholders. The SLFC actions were also part of the multi-district litigation proceeding in the Southern District of New York. The SLFC actions were dismissed by the District Court in September 2013, and the Second Circuit Court of Appeals affirmed the dismissal of the SLFC actions in December 2019. The Supreme Court of the United States denied the plaintiff-appellants Writ of Certiorari petition in April 2021. The attorneys’ fees and costs related to these actions have been expensed by the Portfolio as incurred.

42

Eaton Vance

Tax-Managed Growth Portfolio

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

10  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.

43

Eaton Vance

Tax-Managed Growth Fund 1.1

June 30, 2021

Joint Special Meeting of Shareholders (Unaudited)

Eaton Vance Tax-Managed Growth Fund 1.1 (the “Fund”) held a Joint Special Meeting of Shareholders on February 18, 2021 for the following purposes: (1) to approve a new investment advisory agreement with Eaton Vance Management to serve as the Fund’s investment adviser (“Proposal 1”); and (2) to provide voting instructions to the Fund, which invests pursuant to a master-feeder arrangement, with respect to the approval of a new investment advisory agreement with Boston Management and Research (“BMR”) to serve as investment adviser to Tax-Managed Growth Portfolio (“Proposal 2”). The shareholder meeting results are as follows:

	Number of Shares(1)
	For	Against	Abstain(2)	Broker Non-Votes(2)

Proposal 1	13,086,005.904	368,882.632	965,638.833	0

Proposal 2	13,018,450.821	371,152.665	1,030,923.883	0

(1)	Fractional shares were voted proportionately.

(2)

Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on each Proposal.

Interestholder Meeting

Tax-Managed Growth Portfolio (the “Portfolio”) held a Joint Special Meeting of Interestholders on February 19, 2021 in order to approve a new investment advisory agreement with BMR to serve as the Portfolio’s investment adviser (the “Proposal”). The interestholder meeting results are as follows:

For	Against	Abstain(1)

92.718%	2.093%	5.189%

Results may not total 100% due to rounding.

(1)	Abstentions were treated as interests that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on the Proposal.

44

Eaton Vance

Tax-Managed Growth Fund 1.2

June 30, 2021

Joint Special Meeting of Shareholders (Unaudited)

Eaton Vance Tax-Managed Growth Fund 1.2 (the “Fund”) held a Joint Special Meeting of Shareholders on February 18, 2021 for the following purposes: (1) to approve a new investment advisory agreement with Eaton Vance Management to serve as the Fund’s investment adviser (“Proposal 1”); and (2) to provide voting instructions to the Fund, which invests pursuant to a master-feeder arrangement, with respect to the approval of a new investment advisory agreement with Boston Management and Research (“BMR”) to serve as investment adviser to Tax-Managed Growth Portfolio (“Proposal 2”). The shareholder meeting results are as follows:

	Number of Shares(1)
	For	Against	Abstain(2)	Broker Non-Votes(2)

Proposal 1	15,169,491.117	338,207.601	889,154.398	0

Proposal 2	15,133,465.924	344,570.750	918,816.442	0

(1)	Fractional shares were voted proportionately.

(2)

Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on each Proposal.

Interestholder Meeting

Tax-Managed Growth Portfolio (the “Portfolio”) held a Joint Special Meeting of Interestholders on February 19, 2021 in order to approve a new investment advisory agreement with BMR to serve as the Portfolio’s investment adviser (the “Proposal”). The interestholder meeting results are as follows:

For	Against	Abstain(1)

92.718%	2.093%	5.189%

Results may not total 100% due to rounding.

(1)	Abstentions were treated as interests that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on the Proposal.

45

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2021

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors on June 8, 2021, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2020 through December 31, 2020 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

46

Eaton Vance

Tax-Managed Growth Fund 1.1

June 30, 2021

Officers and Trustees

Officers of Eaton Vance Tax-Managed Growth Fund 1.1

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Kimberly M. Roessiger

Secretary

Richard F. Froio

Chief Compliance Officer

Officers of Tax-Managed Growth Portfolio

Edward J. Perkin

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Kimberly M. Roessiger

Secretary

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Growth Fund 1.1 and Tax-Managed Growth Portfolio

George J. Gorman

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

Valerie A. Mosley

William H. Park

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

47

Eaton Vance

Tax-Managed Growth Fund 1.2

June 30, 2021

Officers and Trustees

Officers of Eaton Vance Tax-Managed Growth Fund 1.2

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Kimberly M. Roessiger

Secretary

Richard F. Froio

Chief Compliance Officer

Officers of Tax-Managed Growth Portfolio

Edward J. Perkin

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Kimberly M. Roessiger

Secretary

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Growth Fund 1.2 and Tax-Managed Growth Portfolio

George J. Gorman

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

Valerie A. Mosley

William H. Park

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

48

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎    investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

49

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎    buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

50

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

51

This Page Intentionally Left Blank

Investment Adviser of Tax-Managed Growth Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Tax-Managed Growth Funds 1.1 and 1.2

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7774    6.30.21

Parametric

Commodity Strategy Fund

Semiannual Report

June 30, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser and Parametric Portfolio Associates LLC (Parametric), the sub-adviser to the Fund are registered with the CFTC as commodity pool operators and commodity trading advisors. As the “commodity pool operator” of the Fund, the adviser has claimed relief under the Commodity Exchange Act from certain reporting and recordkeeping requirements.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report June 30, 2021

Parametric

Commodity Strategy Fund

Parametric

Commodity Strategy Fund

June 30, 2021

Performance1,2

Portfolio Managers Thomas C. Seto and Gregory J. Liebl, CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Investor Class at NAV	01/03/2012	05/25/2011	21.05%	48.76%	6.74%	–1.89%
Institutional Class at NAV	05/25/2011	05/25/2011	21.26	49.26	7.00	–1.67

Bloomberg Commodity Index Total Return	—	—	21.15%	45.61%	2.40%	–4.44%

% Total Annual Operating Expense Ratios[3]					Investor Class	Institutional Class

					0.94%	0.69%

Fund Profile

Commodity Exposure (% of net assets)4

Agriculture	26.35%	Industrial Metals	24.12%

Soybean	3.72	Aluminum	7.31

Corn	3.72	Nickel	3.64

Coffee	3.65	New York Copper	3.50

Soybean Oil	3.65	Copper	3.46

Sugar	1.81	Zinc	3.46

Soybean Meal	1.79	Lead	1.86

Cocoa	1.77	Tin	0.89

Cotton	1.76

Wheat	1.74	Precious Metals	17.63%

Robusta Coffee	0.94	Gold	7.15

Kansas Wheat	0.91	Silver	6.89

White Sugar	0.89	Palladium	1.84

		Platinum	1.75

Energy	25.31%

Natural Gas	7.67	Livestock	6.33%

RBOB Gasoline	7.10	Live Cattle	3.64

Heating Oil	3.56	Lean Hogs	1.82

Gasoil	3.44	Feeder Cattle	0.87

WTI Crude Oil	1.77

Brent Crude Oil	1.77

Asset Allocation (% of net assets)5

*	Short-Term Investments are held as collateral for the Fund’s futures contracts positions.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric

Commodity Strategy Fund

June 30, 2021

Endnotes and Additional Disclosures

[1]

Bloomberg Commodity Index Total Return is designed to provide diversified commodity exposure, with weightings based on each underlying commodity’s liquidity and economic significance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Returns are historical and are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Investor Class is linked to Institutional Class. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Commodity Exposure reflects the Fund’s net exposure to commodities through its investment in commodity-linked derivative instruments.

[5]	Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.

Fund profile subject to change due to active management.

3

Parametric

Commodity Strategy Fund

June 30, 2021

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 – June 30, 2021).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/21)	Ending Account Value (6/30/21)	Expenses Paid During Period* (1/1/21 – 6/30/21)	Annualized Expense Ratio

Actual
Investor Class	$1,000.00	$1,210.50	$4.99	0.91%
Institutional Class	$1,000.00	$1,212.60	$3.62	0.66%

Hypothetical
(5% return per year before expenses)
Investor Class	$1,000.00	$1,020.30	$4.56	0.91%
Institutional Class	$1,000.00	$1,021.50	$3.31	0.66%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2020.

4

Parametric

Commodity Strategy Fund

June 30, 2021

Consolidated Portfolio of Investments (Unaudited)

Short-Term Investments — 96.6%

U.S. Treasury Obligations — 92.2%
Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 7/15/21	$12,400	$12,399,807

U.S. Treasury Bill, 0.00%, 8/12/21(1)	10,000	9,999,387

U.S. Treasury Bill, 0.00%, 9/9/21	29,500	29,497,562

U.S. Treasury Bill, 0.00%, 10/7/21(1)	59,300	59,292,736

U.S. Treasury Bill, 0.00%, 11/4/21(1)	46,000	45,992,218

U.S. Treasury Bill, 0.00%, 12/2/21	34,200	34,193,173

U.S. Treasury Bill, 0.00%, 12/30/21(1)	62,000	61,984,955

U.S. Treasury Bill, 0.00%, 1/27/22	34,000	33,990,282

U.S. Treasury Bill, 0.00%, 2/24/22	20,000	19,993,389

U.S. Treasury Inflation-Protected Note, 0.125%, 1/15/22(2)	8,257	8,443,379

U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/22(2)	13,723	14,077,183

U.S. Treasury Inflation-Protected Note, 0.625%, 7/15/21(2)	13,030	13,082,128

U.S. Treasury Note, 0.125%, 5/31/22	10,000	10,003,582

U.S. Treasury Note, 0.375%, 3/31/22	15,000	15,033,375

U.S. Treasury Note, 1.50%, 1/31/22	40,000	40,338,675

U.S. Treasury Note, 1.75%, 2/28/22(1)	59,750	60,419,529

U.S. Treasury Note, 1.75%, 3/31/22(1)	80,000	81,003,027

U.S. Treasury Note, 1.75%, 4/30/22	82,000	83,137,353

U.S. Treasury Note, 1.75%, 5/15/22	25,000	25,364,384

U.S. Treasury Note, 1.75%, 5/31/22	67,000	68,018,570

U.S. Treasury Note, 1.875%, 1/31/22	50,000	50,530,769

U.S. Treasury Note, 1.875%, 2/28/22	28,900	29,248,676

U.S. Treasury Note, 1.875%, 3/31/22(1)	29,300	29,694,828

U.S. Treasury Note, 1.875%, 4/30/22	20,000	20,297,716

U.S. Treasury Note, 2.00%, 12/31/21	10,000	10,096,345

U.S. Treasury Note, 2.125%, 12/31/21	18,000	18,184,671

U.S. Treasury Note, 2.125%, 5/15/22(1)	58,650	59,688,132

Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Note, 2.25%, 4/15/22	$35,000	$35,600,229

U.S. Treasury Note, 2.375%, 3/15/22	50,000	50,814,292

U.S. Treasury Note, 2.50%, 1/15/22	42,500	43,058,972

Total U.S. Treasury Obligations (identified cost $1,073,346,104)		$1,073,479,324

Other — 4.4%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.05%(3)	51,654,085	$51,654,085

Total Other (identified cost $51,653,157)		$51,654,085

Total Short-Term Investments (identified cost $1,124,999,261)		$1,125,133,409

Total Investments — 96.6% (identified cost $1,124,999,261)		$1,125,133,409

Other Assets, Less Liabilities — 3.4%		$39,242,957

Net Assets — 100.0%		$1,164,376,366

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged as collateral for open futures contracts.

(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2021.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Commodity Futures

Brent Crude Oil	279	Long	8/31/21	$20,587,410	$961,004

Cocoa	864	Long	9/15/21	20,640,960	(333,893)

Coffee	710	Long	9/20/21	42,533,438	2,115,101

Copper	380	Long	9/28/21	40,745,500	(2,245,943)

Corn	1,445	Long	9/14/21	43,295,813	(1,370,268)

Cotton No. 2	483	Long	12/8/21	20,503,350	(123,834)

5	See Notes to Consolidated Financial Statements.

Parametric

Commodity Strategy Fund

June 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts (continued)

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Commodity Futures (continued)

Feeder Cattle	129	Long	9/30/21	$10,153,913	$152,620

Gold	469	Long	12/29/21	83,285,020	(4,471,535)

Hard Red Winter Wheat	321	Long	9/14/21	10,576,950	(750,972)

Lean Hogs	608	Long	10/14/21	21,225,280	(1,601,949)

Live Cattle	826	Long	10/29/21	42,340,760	1,178,577

LME Copper	140	Long	7/19/21	32,772,250	930,625

LME Copper	156	Long	8/16/21	36,546,900	(2,318,551)

LME Copper	172	Long	9/13/21	40,321,100	(1,781,575)

LME Lead	316	Long	7/19/21	17,885,600	2,293,644

LME Lead	358	Long	8/16/21	20,307,550	790,163

LME Lead	381	Long	9/13/21	21,631,275	918,131

LME Nickel	320	Long	7/19/21	34,955,520	2,873,487

LME Nickel	377	Long	8/16/21	41,186,496	816,093

LME Nickel	388	Long	9/13/21	42,402,192	762,888

LME Primary Aluminum	1,148	Long	7/19/21	72,309,650	6,794,434

LME Primary Aluminum	1,301	Long	8/16/21	82,044,313	2,443,155

LME Primary Aluminum	1,348	Long	9/13/21	85,075,650	3,906,442

LME Tin	58	Long	7/19/21	9,535,200	2,048,560

LME Tin	64	Long	8/16/21	10,361,600	869,065

LME Tin	65	Long	9/13/21	10,328,500	587,600

LME Zinc	469	Long	7/19/21	34,826,181	1,600,546

LME Zinc	526	Long	8/16/21	39,098,238	417,740

LME Zinc	541	Long	9/13/21	40,263,925	(138,506)

Low Sulphur Gasoil	668	Long	9/10/21	40,063,300	1,327,680

Natural Gas	2,346	Long	12/29/21	89,312,220	13,110,994

NY Harbor ULSD	464	Long	8/31/21	41,523,082	458,965

Palladium	77	Long	9/28/21	21,399,840	(1,216,633)

Platinum	381	Long	10/27/21	20,438,745	(1,697,020)

RBOB Gasoline	885	Long	8/31/21	82,643,778	1,818,016

Robusta Coffee	643	Long	9/24/21	10,963,150	579,347

Silver	613	Long	9/28/21	80,284,610	(1,449,062)

Soybean	619	Long	11/12/21	43,299,050	672,817

Soybean Meal	545	Long	12/14/21	20,802,650	(1,094,535)

Soybean Oil	1,128	Long	12/14/21	42,475,968	4,661,494

Sugar No. 11	1,052	Long	9/30/21	21,078,714	517,505

Wheat	595	Long	9/14/21	20,215,125	(1,609,493)

White Sugar	464	Long	7/16/21	10,386,640	342,176

WTI Crude Oil	283	Long	8/20/21	20,593,910	1,306,503

LME Copper	(140)	Short	7/19/21	(32,772,250)	2,056,250

LME Copper	(156)	Short	8/16/21	(36,546,900)	1,617,525

LME Lead	(316)	Short	7/19/21	(17,885,600)	(701,125)

LME Lead	(358)	Short	8/16/21	(20,307,550)	(895,000)

LME Nickel	(320)	Short	7/19/21	(34,955,520)	(600,000)

6	See Notes to Consolidated Financial Statements.

Parametric

Commodity Strategy Fund

June 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts (continued)

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Commodity Futures (continued)

LME Nickel	(377)	Short	8/16/21	$(41,186,496)	$(732,888)

LME Primary Aluminum	(1,148)	Short	7/19/21	(72,309,650)	(2,202,725)

LME Primary Aluminum	(1,301)	Short	8/16/21	(82,044,313)	(3,952,113)

LME Tin	(58)	Short	7/19/21	(9,535,200)	(767,050)

LME Tin	(64)	Short	8/16/21	(10,361,600)	(617,280)

LME Zinc	(469)	Short	7/19/21	(34,826,181)	(463,138)

LME Zinc	(526)	Short	8/16/21	(39,098,238)	92,050

					$27,886,109

Abbreviations:

LME	–	London Metal Exchange

RBOB	–	Reformulated Blendstock for Oxygenate Blending

ULSD	–	Ultra-Low Sulfur Diesel

WTI	–	West Texas Intermediate

7	See Notes to Consolidated Financial Statements.

Parametric

Commodity Strategy Fund

June 30, 2021

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2021

Unaffiliated investments, at value (identified cost, $1,073,346,104)	$1,073,479,324

Affiliated investment, at value (identified cost, $51,653,157)	51,654,085

Interest receivable	3,257,589

Dividends receivable from affiliated investment	2,370

Receivable for Fund shares sold	9,814,891

Receivable for variation margin on open futures contracts	28,838,223

Total assets	$1,167,046,482

Liabilities

Payable for Fund shares redeemed	$1,970,122

Payable to affiliates:

Investment adviser and administration fee	504,619

Distribution and service fees	15,451

Trustees’ fees	5,930

Accrued expenses	173,994

Total liabilities	$2,670,116

Net Assets	$1,164,376,366

Sources of Net Assets

Paid-in capital	$1,022,623,433

Distributable earnings	141,752,933

Total	$1,164,376,366

Investor Class Shares

Net Assets	$78,375,211

Shares Outstanding	11,744,347

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$6.67

Institutional Class Shares

Net Assets	$1,086,001,155

Shares Outstanding	161,364,553

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$6.73

8	See Notes to Consolidated Financial Statements.

Parametric

Commodity Strategy Fund

June 30, 2021

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2021

Interest	$668,117

Dividends from affiliated investment	17,619

Total investment income	$685,736

Expenses

Investment adviser and administration fee	$2,135,797

Distribution and service fees

Investor Class	64,878

Trustees’ fees and expenses	13,645

Custodian fee	122,632

Transfer and dividend disbursing agent fees	173,041

Legal and accounting services	51,573

Printing and postage	24,521

Registration fees	70,645

Miscellaneous	15,160

Total expenses	$2,671,892

Net investment loss	$(1,986,156)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$11,929

Investment transactions — affiliated investment	(365)

Futures contracts	155,357,922

Net realized gain	$155,369,486

Change in unrealized appreciation (depreciation) —

Investments	$61,473

Investments — affiliated investment	928

Futures contracts	(11,711,949)

Net change in unrealized appreciation (depreciation)	$(11,649,548)

Net realized and unrealized gain	$143,719,938

Net increase in net assets from operations	$141,733,782

9	See Notes to Consolidated Financial Statements.

Parametric

Commodity Strategy Fund

June 30, 2021

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

From operations —

Net investment income (loss)	$(1,986,156)	$1,189,810

Net realized gain	155,369,486	1,149,444

Net change in unrealized appreciation (depreciation)	(11,649,548)	28,756,064

Net increase in net assets from operations	$141,733,782	$31,095,318

Distributions to shareholders —

Investor Class	$—	$(734,657)

Institutional Class	—	(11,928,514)

Total distributions to shareholders	$—	$(12,663,171)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Investor Class	$54,279,838	$25,200,743

Institutional Class	620,133,232	202,428,071

Net asset value of shares issued to shareholders in payment of distributions declared

Investor Class	—	734,657

Institutional Class	—	11,873,945

Cost of shares redeemed

Investor Class	(12,573,431)	(9,234,175)

Institutional Class	(77,208,822)	(153,363,151)

Net increase in net assets from Fund share transactions	$584,630,817	$77,640,090

Net increase in net assets	$726,364,599	$96,072,237

Net Assets

At beginning of period	$438,011,767	$341,939,530

At end of period	$1,164,376,366	$438,011,767

10	See Notes to Consolidated Financial Statements.

Parametric

Commodity Strategy Fund

June 30, 2021

Consolidated Financial Highlights

	Investor Class

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017		2016

Net asset value — Beginning of period	$5.510		$5.270	$4.880	$5.420	$5.340		$5.000

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.023)		$(0.002)	$0.077	$0.043	$(0.000	)(2)	$(0.023)

Net realized and unrealized gain (loss)	1.183		0.408	0.372	(0.563)	0.350		0.710

Total income (loss) from operations	$1.160		$0.406	$0.449	$(0.520)	$0.350		$0.687

Less Distributions

From net investment income	$—		$(0.161)	$(0.059)	$(0.020)	$(0.270)		$(0.347)

From net realized gain	—		(0.005)	—	—	—		—

Total distributions	$—		$(0.166)	$(0.059)	$(0.020)	$(0.270)		$(0.347)

Net asset value — End of period	$6.670		$5.510	$5.270	$4.880	$5.420		$5.340

Total Return(3)(4)	21.05	%(5)	7.73%	9.18%	(9.60)%	6.70%		13.78%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$78,375		$27,473	$9,700	$19,709	$47,621		$31,373

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.91	%(6)	0.93%	0.90%	0.90%	0.90%		0.94%

Net investment income (loss)	(0.74	)%(6)	(0.03)%	1.51%	0.81%	(0.01)%		(0.43)%

Portfolio Turnover	0%		0%	0%	0%	0%		0%

(1)	Computed using average shares outstanding.

(2)	Amount represents less than $(0.0005) per share.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.

(4)

The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 0.01%, 0.06%, 0.08%, 0.09% and 0.19% of average daily net assets for the years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

11	See Notes to Consolidated Financial Statements.

Parametric

Commodity Strategy Fund

June 30, 2021

Consolidated Financial Highlights — continued

	Institutional Class

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$5.550		$5.310	$4.930	$5.480	$5.390	$5.040

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.015)		$0.018	$0.088	$0.064	$0.013	$(0.011)

Net realized and unrealized gain (loss)	1.195		0.394	0.374	(0.571)	0.359	0.716

Total income (loss) from operations	$1.180		$0.412	$0.462	$(0.507)	$0.372	$0.705

Less Distributions

From net investment income	$—		$(0.167)	$(0.082)	$(0.043)	$(0.282)	$(0.355)

From net realized gain	—		(0.005)	—	—	—	—

Total distributions	$—		$(0.172)	$(0.082)	$(0.043)	$(0.282)	$(0.355)

Net asset value — End of period	$6.730		$5.550	$5.310	$4.930	$5.480	$5.390

Total Return(2)(3)	21.26	%(4)	7.79%	9.58%	(9.44)%	7.06%	14.04%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,086,001		$410,539	$332,240	$269,200	$205,973	$123,822

Ratios (as a percentage of average daily net assets):

Expenses(3)	0.66	%(5)	0.68%	0.65%	0.65%	0.65%	0.69%

Net investment income (loss)	(0.49	)%(5)	0.37%	1.70%	1.20%	0.24%	(0.20)%

Portfolio Turnover	0%		0%	0%	0%	0%	0%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 0.01%, 0.06%, 0.08%, 0.09% and 0.19% of average daily net assets for the years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Annualized.

12	See Notes to Consolidated Financial Statements.

Parametric

Commodity Strategy Fund

June 30, 2021

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric Commodity Strategy Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers Investor Class and Institutional Class shares, which are offered at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in PSC Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at June 30, 2021 were $203,959,067 or 17.5% of the Fund’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Fund is treated as a U.S. shareholder of the Subsidiary. As a result, the Fund is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Fund.

13

Parametric

Commodity Strategy Fund

June 30, 2021

Notes to Consolidated Financial Statements (Unaudited) — continued

As of June 30, 2021, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day (except for futures contracts traded on the London Metal Exchange, which make payments at contract expiration), depending on the daily fluctuations in the value of the underlying security, commodity or currency, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to June 30, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund, including open derivative contracts and the Fund’s investment in the Subsidiary, at June 30, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,050,751,235

Gross unrealized appreciation	$105,912,715

Gross unrealized depreciation	(2,574,234)

Net unrealized appreciation	$103,338,481

14

Parametric

Commodity Strategy Fund

June 30, 2021

Notes to Consolidated Financial Statements (Unaudited) — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund and the Subsidiary. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and EVM became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Fund entered into a new investment advisory and administrative agreement (the “New Agreement”) with EVM, which took effect on March 1, 2021. The Fund’s prior fee reduction agreement was incorporated into the New Agreement. Pursuant to the New Agreement (and the Fund’s investment advisory and administrative agreement and related fee reduction agreement with EVM in effect prior to March 1, 2021), the investment adviser and administration fee is computed at an annual rate of 0.550% of the Fund’s consolidated average daily net assets up to $1 billion, 0.525% from $1 billion but less than $2.5 billion, 0.505% from $2.5 billion but less than $5 billion and 0.490% on consolidated average daily net assets of $5 billion and over, and is payable monthly. For the six months ended June 30, 2021, the investment adviser and administration fee amounted to $2,135,797 or 0.550% of the Fund’s consolidated average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and, effective March 1, 2021, an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, EVM entered into a new sub-advisory agreement with Parametric, which took effect on March 1, 2021. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund may invest its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2021, EVM earned $2,132 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Consolidated Statement of Operations. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Investor Class (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plan

The Fund has in effect a distribution plan for Investor Class shares (Investor Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Investor Class shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2021 amounted to $64,878 for Investor Class shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Purchases and Sales of Investments

There were no purchases and sales of investments, other than short-term obligations, for the six months ended June 30, 2021.

6  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Investor Class	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

Sales	8,767,908	4,956,125

Issued to shareholders electing to receive payments of distributions in Fund shares	—	134,800

Redemptions	(2,008,042)	(1,945,325)

Net increase	6,759,866	3,145,600

15

Parametric

Commodity Strategy Fund

June 30, 2021

Notes to Consolidated Financial Statements (Unaudited) — continued

Institutional Class	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

Sales	99,762,972	41,847,624

Issued to shareholders electing to receive payments of distributions in Fund shares	—	2,162,831

Redemptions	(12,355,949)	(32,656,133)

Net increase	87,407,023	11,354,322

7  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at June 30, 2021 is included in the Consolidated Portfolio of Investments. At June 30, 2021, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to commodity risk in the normal course of pursuing its investment objective. Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Fund invests primarily in commodities-linked derivative investments, including commodity futures contracts that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is commodity risk at June 30, 2021 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Futures contracts	$61,021,197	(1)	$(33,135,088	)(1)

Total	$61,021,197		$(33,135,088)

(1)

Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts. The variation margin on open futures contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations and whose primary underlying risk exposure is commodity risk for the six months ended June 30, 2021 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Futures contracts	$155,357,922	(1)	$(11,711,949	)(2)

(1)	Consolidated Statement of Operations location: Net realized gain (loss) – Futures contracts.

(2)	Consolidated Statement of Operations location: Change in unrealized appreciation (depreciation) – Futures contracts.

The average notional cost of futures contracts outstanding during the six months ended June 30, 2021, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short

$1,022,670,000	$262,203,000

16

Parametric

Commodity Strategy Fund

June 30, 2021

Notes to Consolidated Financial Statements (Unaudited) — continued

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2021.

9  Investments in Affiliated Funds

At June 30, 2021, the value of the Fund’s investment in affiliated funds was $51,654,085, which represents 4.4% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended June 30, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$77,222,587	$685,921,273	$(711,490,338)	$(365)	$928	$51,654,085	$17,619	51,654,085

10   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Short-Term Investments —

U.S. Treasury Obligations	$—	$1,073,479,324	$—	$1,073,479,324

Other	—	51,654,085	—	51,654,085

Total Investments	$—	$1,125,133,409	$—	$1,125,133,409

Futures Contracts	$61,021,197	$—	$—	$61,021,197

Total	$61,021,197	$1,125,133,409	$—	$1,186,154,606

Liability Description

Futures Contracts	$(33,135,088)	$—	$—	$(33,135,088)

Total	$(33,135,088)	$—	$—	$(33,135,088)

17

Parametric

Commodity Strategy Fund

June 30, 2021

Notes to Consolidated Financial Statements (Unaudited) — continued

11  Risks and Uncertainties

Risks Associated with Commodities

The commodities which underlie commodity-linked derivatives in which the Fund invests may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject the Fund’s investments to greater volatility than investments in traditional securities.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.

18

Parametric

Commodity Strategy Fund

June 30, 2021

Joint Special Meeting of Shareholders (Unaudited)

Parametric Commodity Strategy Fund (the “Fund”) held a Joint Special Meeting of Shareholders with certain other Eaton Vance funds on February 18, 2021 for the following purposes: (1) to approve a new investment advisory and administrative agreement with Eaton Vance Management to serve as the Fund’s investment adviser and administrator (“Proposal 1”); and (2) to approve a new investment sub-advisory agreement with Parametric Portfolio Associates LLC to serve as the Fund’s investment sub-adviser (“Proposal 2”). The shareholder meeting results are as follows:

	Number of Shares(1)
	For	Against	Abstain(2)	Broker Non-Votes(2)

Proposal 1	49,632,545.429	536,926.976	1,009,782.835	0

Proposal 2	49,635,537.435	536,145.974	1,007,571.831	0

(1)	Fractional shares were voted proportionately.

(2)

Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on each Proposal.

19

Parametric

Commodity Strategy Fund

June 30, 2021

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors on June 8, 2021, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2020 through December 31, 2020 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

20

Parametric

Commodity Strategy Fund

June 30, 2021

Officers and Trustees

Officers

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Kimberly M. Roessiger

Secretary

Richard F. Froio

Chief Compliance Officer

Trustees

George J. Gorman

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

Valerie A. Mosley

William H. Park

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

21

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎    investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

22

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎    buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

23

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

24

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Parametric Portfolio Associates LLC

800 Fifth Avenue, Suite 2800

Seattle, WA 98104

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7777    6.30.21

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	August 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 19, 2021

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	August 19, 2021